1933 Act Registration No. 33-11351
                                       1940 Act File No. 811-4978

               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D. C.  20549

                            FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
   Post-Effective Amendment No. 55                               [X]

                               and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
   Amendment No. 56                                              [X]

                     STEIN ROE INVESTMENT TRUST
         (Exact Name of Registrant as Specified in Charter)

    One South Wacker Drive, Chicago, Illinois       60606
     (Address of Principal Executive Offices)     (Zip Code)

Registrant's Telephone Number, including Area Code:  1-800-338-2550

    Heidi J. Walter               Cameron S. Avery
    Vice-President & Secretary    Bell, Boyd & Lloyd
    Stein Roe Investment Trust    Three First National Plaza
    One South Wacker Drive        70 W. Madison Street, Suite 3300
    Chicago, Illinois  60606      Chicago, Illinois  60602
           (Name and Address of Agents for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b)
[ ]  on February 2, 1999 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[X]  on April 12, 1999 pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of rule 485

Registrant has previously elected to register pursuant to Rule 24f-2 an indefinite number of shares of beneficial interest of the following series: Stein Roe Growth & Income Fund, Stein Roe Balanced Fund, Stein Roe Growth Stock Fund, Stein Roe Capital Opportunities Fund, Stein Roe Special Fund, Stein Roe International Fund, Stein Roe Young Investor Fund, Stein Roe Special Venture Fund, Stein Roe Growth Opportunities Fund, Stein Roe Large Company Focus Fund, Stein Roe Asia Pacific Fund, Stein Roe Small Company Growth Fund, and Stein Roe Investor Fund.

This amendment to the Registration Statement has also been signed by SR&F Base Trust.

The prospectuses and statements of additional information relating to the series of Stein Roe Investment Trust designated Stein Roe Growth & Income Fund, Stein Roe Balanced Fund, Stein Roe Growth Stock Fund, Stein Roe Capital Opportunities Fund, Stein Roe Special Fund, Stein Roe Young Investor Fund, Stein Roe Special Venture Fund, Stein Roe Growth Opportunities Fund, Stein Roe Large Company Focus Fund, Stein Roe Asia Pacific Fund, Stein Roe Small Company Growth Fund, and Stein Roe Investor Fund are not affected by the filing of this Post-Effective Amendment No. 55.

[Cover Page]


Stein Roe International Horizons Fund


Prospectus


April 12, 1999




The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

The Fund

     Investment Goal
     Principal Investment Strategy
     Principal Investment Risks
     Fund Performance
     Your Expenses


Financial Highlights

Your Account
     Purchasing Shares
     Opening an Account
     Determining Share Price (NAV)
     Selling Shares
     Exchanging Shares
     Dividends and Distributions

Other Investments and Risks
     Country Allocation
     Foreign Currency Transactions
     Portfolio Turnover
     Temporary Defensive Positions
     Interfund Lending Program

The Fund's Management
     Investment Adviser
     Portfolio Manager
     Master/Feeder Fund Structure
     Year 2000 Readiness


Please keep this prospectus as your reference manual.

THE FUND


INVESTMENT GOAL
Stein Roe International Horizons Fund seeks the preservation of capital purchasing power and long-term growth.


PRINCIPAL INVESTMENT STRATEGY

The Fund invests all of its assets in SR&F International Horizons Portfolio as part of a master fund/feeder fund structure. The Portfolio invests primarily in the stocks of large foreign companies, defined as those companies with market capitalizations of at least $1 billion. It seeks broad diversification, both in terms of countries and issuers. To select stocks, the portfolio manager uses a three-step process. First, she identifies attractive countries by evaluating their value compared to other world markets. She also looks at earnings growth prospects of a particular country's overall stock market. Next, the portfolio manager reviews currencies in relation to the U.S. dollar. Finally, she selects stocks within countries and industry sectors she believes will increase in price as the market recognizes their value.


PRINCIPAL INVESTMENT RISKS
There are two basic risks for all mutual funds that invest in stocks: management risk and market risk. These risks tend to be greater when investing overseas. These risks may cause you to lose money when you sell your shares.

[Callout]
What are market and management risks? Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.
[End callout]

Because the Portfolio invests in stocks, the price of the Fund's shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities. In addition, the risks associated with its investment strategy may cause the Fund's total return or yield to decrease.

The Portfolio's focus on certain market sectors may increase volatility in the Fund's NAV. If sectors that the Portfolio invests in do not perform well, the Fund's NAV could decrease.

Foreign Securities
The Portfolio invests either directly or indirectly (depositary receipts) in foreign markets. Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders.

Eleven countries in the European Union (Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain) adopted a single currency known as the "euro," effective Jan. 1, 1999. Problems with the euro conversion could adversely affect the Fund's ability to value its portfolio holdings and to settle trades in these countries, and could increase the costs associated with the Fund's operations.

Currency exchange rates will affect the U.S. dollar value of the Portfolio's foreign stocks. Most of the stocks the Fund owns are traded and settled in a foreign currency. The Portfolio also incurs costs when it buys and sells foreign currencies. If the foreign currency loses value against the dollar, the Fund's investment may be worth less in dollar terms even if the stock's value has grown in local terms. In addition, foreign security transactions may be more costly due to higher brokerage and custodial costs.

The prices of foreign securities may fluctuate substantially more than the prices of U.S. securities because the price of a foreign stock may depend on issues other than the performance of the particular company. Foreign stocks, especially those of emerging markets, are subject to political and economic risks such as possible delays in settlement, the existence of less liquid markets, the unavailability of reliable information about issuers, the existence of exchange control regulations, political and economic instability, immature economic structures, different legal systems, and the possible seizure, expropriation or nationalization of a company or its assets. In some foreign markets, there may not be protection or legal recourse against failure by other parties to complete transactions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program and you can lose money by investing in the Fund.

For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?
You may want to invest in the Fund if you:
* are interested in investing in companies throughout the world and can tolerate the greater share price volatility that accompanies international investing
* want an international fund that is broadly diversified among countries and companies
* are a long-term investor and can afford to potentially lose money on your investment

The Fund is not appropriate for investors who:
* can't tolerate volatility or possible losses
* are saving for a short-term investment
* need regular current income

FUND PERFORMANCE

The following charts show the historical performance of the Portfolio. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.


Year-by-Year Total Returns

Year-by-year calendar returns show a Fund's volatility over a period of time. This chart illustrates performance differences for the Portfolio for each calendar year and provides an indication of the risks of investing in the Fund.

                 YEAR-BY-YEAR TOTAL RETURNS
30%
25%
20%
15%
10%
5%
0%
-5%
      1995      1996      1997      1998
[  ] International Horizons Fund

*The Fund was previously known as the Stein Roe International Fund and invested all of its assets in the SR&F International Portfolio. The Fund commenced investing in the Portfolio on April 12, 1999. The Portfolio commenced operations on _______, 1999 and adopted the performance of the Colonial International Horizons Fund, a feeder fund of the Portfolio, which has multiple classes of shares, consisting of Class A, Class B, and Class C shares.
The performance information contained in the table is based on the historical returns of the Colonial Fund's Class A shares, which, unlike the Fund, had a 0.25% 12b-1 fee. The table does not reflect the sales load of the Colonial Fund's Class A shares.

Best quarter:
Worst quarter:


Average Annual Total Returns

Average annual total returns measure a Fund's performance over time. We compare the Fund's returns with returns for the MSCI EAFE Index, which is a broad measure of international market performance. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This allows you to accurately compare similar mutual fund investments and provides an indication of the risks of investing in the Fund.

                   AVERAGE ANNUAL TOTAL RETURNS
                                Periods ending Dec. 31, 1998
                                1 yr         Since Inception
                                              (June 8, 1992)
International Horizons Fund**
MSCI EAFE Index*
__________
*The MSCI EAFE Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment. Since inception performance for the Index is from June 30, 1992 to Dec. 31, 1998.

**The Fund was previously known as the Stein Roe International Fund and invested all of its assets in the SR&F International Portfolio. The Fund commenced investing in the Portfolio on April 12, 1999. The Portfolio commenced operations on _______, 1999 and adopted the performance of the Colonial International Horizons Fund, a feeder fund of the Portfolio, which has multiple classes of shares, consisting of Class A, Class B, and Class C shares.
The performance information contained in the table is based on the historical returns of the Colonial Fund's Class A shares, which, unlike the Fund, had a 0.25% 12b-1 fee. The table does not reflect the sales load of the Colonial Fund's Class A shares.


YOUR EXPENSES
This table shows fees and expenses you may pay if you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.


ANNUAL FUND OPERATING EXPENSES(b)
(expenses that are deducted from Fund assets)
Management fees(c)                     0.85%
Distribution 12b-1 fees                None
Other expenses                         ____%
Total annual fund operating expenses   ____%

(a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
(b) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio.
(c) Management fees includes both the management fee and the administrative fee charged to the Fund.

Expense Example
This example compares the cost of investing in the Fund to the cost of investing in a similar mutual fund. It uses the same hypothetical assumptions that other funds use in their prospectuses:
* $10,000 initial investment
* 5 percent total return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expenses based on these assumptions are:


                           EXPENSE EXAMPLE
                              1 yr    3 yrs    5 yrs    10 yrs
International Horizons Fund


Understanding Expenses
Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.

FINANCIAL HIGHLIGHTS


The financial highlights table explains the Fund's financial performance. Consistent with other mutual funds, we show information for the last five fiscal years or for the period of the Fund's operations (if shorter). The Fund's fiscal year runs from October 1 to September 30. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the table reflects the financial results for a single share of Class A of the Colonial Fund, outstanding throughout the period from June 8, 1992 through October 31, 1998. The information has been derived from the financial statements of the Colonial Fund. Price Waterhouse Coopers LLP, independent accountants, audited this information and issued an unqualified report that appears in the Colonial Fund's 1998 annual report along with the financial statements. To request the Fund's annual report, please call 800-338-2550.

International Horizons Fund
Per Share Data

                                                            Period
                                                           ending
                          For years ending September 30, Sept. 30,
                           1998    1997    1996    1995    1994(a)
Net asset value, beginning
  of period
Income from investment
  operations
Net investment income
Net gains (losses) on
  securities (both realized
  and unrealized)
Total income from
  investment operations
Less distributions
Dividends (from net
  investment income)
Distributions (from
  capital gains)
Total distributions
Net asset value, end
  of period
Total return
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
  period (000 omitted)
Ratio of net expenses
  to average net assets
Ratio of net investment
  income to average net assets
Portfolio turnover rate
_____________________
(a) From commencement of operation on June 8, 1992.
(b) Prior to commencement of operations of the Portfolio.
(c) These percentages are for periods of less than one year. They have been converted to an annual basis making it easier to compare to prior years.

YOUR ACCOUNT

Purchasing Shares
You may purchase shares of the Fund without a sales charge. Your purchases are made at the NAV next determined after the Fund receives your check, wire transfer or electronic transfer. If the Fund receives your check, wire transfer or electronic transfer after the close of regular trading on the New York Stock Exchange
(NYSE)-normally 3 p.m. Central time-your purchase is effective on the next business day. If you participate in the Stein Roe CounselorSM program or are a client of Stein Roe Private Capital Management, the minimum initial investment is determined by those programs.

Purchases through Third Parties
If you purchase Fund shares through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Fund offers. There are no charges or limitations if you purchase shares directly from the Fund, except those fees described in this prospectus.

If an intermediary is an agent or designee of the Fund, orders are processed at the NAV next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the NAV next determined.

Conditions of Purchase
An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts and enters it on the Fund's books. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. The Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its shareholders. The Fund may waive or lower its investment minimums for any reason.


                        ACCOUNT MINIMUMS
                             Minimum to    Minimum    Minimum
Type of Account          Open an Account   Addition   Balance
-------------------------------------------------------------
Regular                      $2,500           $100     $1,000
Custodial (UGMA/UTMA)        $1,000           $100     $1,000
Automatic Investment Plan    $1,000            $50          -
Roth and Traditional IRA       $500            $50       $500
Educational IRA                $500            $50       $500

Opening an Account

                 OPENING OR ADDING TO AN ACCOUNT


BY MAIL:       Opening an Account
               Complete the application.
               Make check payable to Stein Roe Mutual Funds.

               Mail application and check to:
               SteinRoe Services Inc.
               P.O. Box 8900
               Boston, MA 02205

               If you participate in the Stein Roe Counselor program, mail application and check to:
               SteinRoe Services Inc.
               P.O. Box 803938
               Chicago, IL 60680

               Adding to an Account
               Make check payable to Stein Roe Mutual Funds. Be sure to write your account number on the check.

               Fill out investment slip (stub from your statement or confirmation) or include a note indicating the amount of your purchase, your account number, and the name in which your account is registered.

               Mail check with investment slip or note to the appropriate address above.

BY WIRE:       Opening an Account
               Mail your application to the address listed on the left, then call 800-338-2550 to obtain an account number. Include your Social Security Number. To wire funds, use the instructions below.


               Adding to an Account
               Wire funds to:
               First National Bank of Boston
               ABA:  011000390
               Attn.: SSI, Account No. 560-99696
               Fund No. 12; Stein Roe International Horizons Fund
               Your name (exactly as in the registration).
               Account number
               (Counselor Account No. if you participate in the Stein Roe Counselor program).


BY ELECTRONIC FUNDS TRANSFER: Opening an Account
               You cannot open a new account via electronic transfer.

               Adding to an Account
               Call 800-338-2550 to make your purchase. To set up prescheduled purchases, be sure to elect the Automatic Investment Plan option on your application.

BY EXCHANGE:   Opening an Account
               By mail, phone, in person or automatically (be sure to elect the Automatic Exchange Privilege on your application).

               Adding to an Account
               By mail, phone, in person or automatically (be sure to elect the Automatic Exchange Privilege on your application).

THROUGH AN INTERMEDIARY: Opening an Account
               Contact your financial professional.

               Adding to an Account
               Contact your financial professional.


All checks must be made payable in U. S. dollars and drawn on U.
S. banks. Third-party checks will not be accepted. Money orders will not be accepted for initial purchases.

Determining Share Price
The Fund's share price is its NAV next determined. NAV is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the NYSE-normally 3 p.m. Central time. If you place an order after that time, you receive the share price determined on the next business day.

In computing the net asset value, the values of portfolio securities are generally based upon market quotations. Depending upon local convention or regulation, these market quotations may be the last sale price, last bid or asked price, or the mean between the last bid and asked prices as of, in each case, the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the NYSE is open. Trading of these securities may not take place on every NYSE business-day. Foreign securities may trade on days when the NYSE is closed. We will not price shares on days the NYSE is closed for trading. You will not be able to purchase or redeem shares until the next NYSE-trading day.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of a foreign market and before the close of the NYSE.

Selling Shares
You may sell your shares any day the Fund is open for business.
Please follow the instructions below.


                           SELLING SHARES
By Mail: Send a letter of instruction, in English, including your account number and the dollar value or number of shares you wish to sell. Sign the request exactly as the account is registered. Be sure to include a signature guarantee. All supporting legal documents as required from executors, trustees, administrators, or others acting on accounts not registered in their names, must accompany the request. We will send the check to your registered address.


By Phone:       This feature is automatically added to your
                account unless you decline it on your application.
                Call 800-338-2550 to redeem an amount of $1,000 or more. We will send the check to your registered address.

By Wire: Fill out the appropriate areas of the account application for this feature. Proceeds of $1,000 or more ($100,000 maximum) may be wired to your predesignated bank account. Call 800-338-2550 to give instructions to Stein Roe. There is a $7 charge for wiring redemption proceeds to your bank.

By Electronic Transfer:  Fill out the appropriate areas of the account application for this feature. To request an electronic transfer (not less than $50; not more than $100,000), call 800-338-2550. We will transfer your sale proceeds electronically to your bank. The bank must be a member of the Automated Clearing House.

By Exchange:    Call 800-338-2550 to exchange any portion of your
                Fund shares for shares in any other Stein Roe no-load fund.

By Automatic Exchange:  Fill out the appropriate areas of the account application for this feature. Redeem a fixed amount on a regular basis (not less than $50 per month, not more than $100,000) from the Fund for investment in another Stein Roe no-load fund.

What You Need to Know When Selling Shares
Once we receive and accept your order to sell shares, you may not cancel or revoke it. We cannot accept an order to sell that specifies a particular date or price or any other special conditions. If you have any questions about the requirements for selling your shares, please call 800-338-2550 before submitting your order.

The Fund redeems shares at the NAV next determined after an order has been accepted. We mail the proceeds within seven days after the sale. The Fund normally pays wire redemption or electronic transfer proceeds on the next business day.

We will not pay sale proceeds until your shares are paid for. If you attempt to sell shares purchased by check or electronic transfer within 15 days of the purchase date, we will delay sending the sale proceeds until we can verify that those shares are paid for. You may avoid this delay by purchasing shares by a federal funds wire.

We use procedures reasonably designed to confirm that telephone instructions are genuine. These include recording the conversation, testing the identity of the caller by asking for account information, and sending prompt written confirmation of the transaction to the shareholder of record. If these procedures are followed, the Fund and its service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

If the amount you redeem is large enough to affect the Fund's operation, the Fund may pay the redemption "in kind." This is payment in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities.

Involuntary Redemption
If your account value falls below $1,000, the Fund may redeem your shares and send the proceeds to the registered address. You will receive notice 30 days before this happens. If your account falls below $10, the Fund may redeem your shares without notice to you.

Low Balance Fee
Due to the expense of maintaining accounts with low balances, if your account balance falls below $2,000 ($800 for custodial accounts), you will be charged a low balance fee of $5 per quarter. The low balance fee does not apply to: (1) shareholders whose accounts in the Stein Roe Funds total $50,000 or more; (2) Stein Roe IRAs; (3) other Stein Roe prototype retirement plans;
(4) accounts with automatic investment plans (unless regular investments have been discontinued); or (5) omnibus or nominee accounts. The Fund can waive the fee, at its discretion, in the event of significant market corrections.

Exchanging Shares
You may exchange Fund shares for shares of other Stein Roe no-load funds. Call 800-338-2550 to request a prospectus and application for the fund you wish to exchange into. Please be sure to read the prospectus carefully before you exchange your shares.

The account you exchange into must be registered exactly the same as the account you exchange from. You must meet all investment minimum requirements for the fund you wish to exchange into before we can process your exchange transaction.

An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange
Fund shares for shares of another fund.

We may change, suspend or eliminate the exchange service after notification to you.

Generally, we limit you to four telephone exchanges "roundtrips" per year. A roundtrip is an exchange out of the Fund into another Stein Roe no-load fund and then back to that Fund.

Reporting to Shareholders
To reduce the volume of mail you receive, only one copy of certain materials, such as prospectuses and shareholder reports, will be mailed to your household (same address). Please call 800-338-2550 if you want to receive additional copies free of charge. This policy may not apply if you purchase shares through an intermediary.

Dividends and Distributions
The Fund distributes, at least once a year, virtually all of its net investment income and net realized capital gains.

A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

A capital gain is the increase in value of a security that the Fund holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short-term or long-term depending on whether the Fund held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.

When the Fund makes a distribution of income or capital gains, the distribution is automatically invested in additional shares of that Fund unless you elect on the account application to have distributions paid by check.

[CALLOUT]
OPTIONS FOR RECEIVING DISTRIBUTION AND REDEMPTION PROCEEDS:
* by check
* by electronic transfer into your bank account
* a purchase of shares of another Stein Roe fund
* a purchase of shares in a Stein Roe fund account of another person
[/CALLOUT]

If you elect to receive distributions by check and a distribution check is returned to the Fund as undeliverable, or if you do not present a distribution check for payment within six months, we will change the distribution option on your account and reinvest the proceeds of the check in additional shares of that Fund. You will not receive any interest on amounts represented by uncashed distribution or redemption checks.

Tax Consequences
You are subject to federal income tax on both dividends and capital gains distributions whether you elect to receive them in cash or reinvest them in additional Fund shares. If the Fund declares a distribution in December, but does not pay it until after December 31, you will be taxed as if the distribution were paid in December. Stein Roe will process your distributions and send you a statement for tax purposes each year showing the source of distributions for the preceding year.

TRANSACTION                              TAX STATUS
Income dividend                          Ordinary income
Short-term capital gain distribution     Ordinary income
Long-term capital gain distribution      Capital gain
Sale of shares owned one year or less    Gain is ordinary income;
                                         loss is subject to
                                         special rules
Sale of shares owned more than one year  Capital gain or loss

If you sell or exchange your shares, any gain or loss is a taxable event. You may also be subject to state and local income taxes on dividends or capital gains from the sale or exchange of Fund shares.

This tax information provides only a general overview. It does not apply if you invest in a tax-deferred retirement account such as an IRA. Please consult your own tax advisor about the tax consequences of an investment in the Fund.

If you have any account questions, you may call 800-338-2550. We are here seven days a week to help you.

Other Investments and Risks

The primary investment strategies and risks are described in this prospectus. (See "The Fund.") The Statement of Additional Information (SAI) describes other investments that the Portfolio may make and risks associated with them. The Board of Trustees can change the investment objective without shareholder approval.

The Fund's portfolio manager generally makes decisions on buying and selling portfolio investments based upon her judgment that the decision will improve the Fund's investment return and further its investment goal. The portfolio manager may also be required to sell portfolio investments to fund redemptions.

Country Allocation
The Portfolio invests across many different countries. While the Portfolio has no geographic asset distribution limits, it ordinarily invests in Western European countries (such as Belgium, France, Germany, Ireland, Italy, The Netherlands, the countries of Scandinavia, Spain, Switzerland, and the United Kingdom); countries in the Pacific Basin (such as Australia, Hong Kong, Japan, Malaysia, the Philippines, Singapore, and Thailand); and countries in Latin America (such as Argentina, Brazil, Colombia, and Mexico). In addition, it does not currently intend to invest more than 2 percent of its total assets in Russian securities. As of Sept. 30, 1998, the Portfolio had more than 5 percent of its total assets in each of the following countries:


                  Country Allocation
           Countries        Percentage of Total Assets
         --------      ----------------------



Foreign Currency Transactions
The Portfolio engages in a variety of foreign currency transactions. It may buy and sell foreign currencies in the spot market (commodities market in which goods are sold for cash and delivered immediately). It may also buy or sell forward contracts (buy or sell currency on a prespecified date in the future). It may buy and sell foreign currency futures contracts. It also may buy and sell options on foreign currencies and foreign currency futures. The Portfolio uses these transactions for two primary purposes. First, the Portfolio may seek to lock in a particular foreign exchange rate for the settlement of a purchase or sale of a foreign security or for the receipt of interest, principal or dividend payments on a foreign security the Portfolio holds. Second, the Portfolio may seek to hedge against a decline in the value, in U.S. dollars or in another currency, of a foreign currency in which securities held by the Portfolio are denominated. These hedging techniques limit the potential gain to the Portfolio from currency value increases.

Portfolio Turnover
There are no limits on turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100 percent under normal conditions. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

Temporary Defensive Positions
When Stein Roe believes that a temporary defensive position is necessary, the Portfolio may hold cash or invest any portion of its assets in securities of the U.S. government and equity and debt securities of U.S. companies, as a temporary defensive strategy. To meet liquidity needs, the Portfolio may also hold cash in domestic and foreign currencies and invest in domestic and foreign money market securities (including repurchase agreements and foreign money market positions). Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if it takes a defensive position.

Interfund Lending Program
The Fund and Portfolio may lend money to and borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

THE FUND'S MANAGEMENT

Investment Adviser

Colonial Management Associates, Inc. (CMA), One Financial Center, Boston, MA 02111, is the investment adviser to the Portfolio and the Fund. CMA has been a registered investment adviser since 1931. As of September 30, 1998, CMA managed more than ___ billion in assets. Stein Roe & Farnham Incorporated (Stein Roe), One South Wacker Drive, Chicago, IL 60606, provides administrative services to the Fund and the Portfolio. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. As of Sept. 30, 1998, Stein Roe managed more than $28 billion in assets. The Fund pays CMA an annual management fee of 0.60% of average net assets. The Fund pays Stein Roe an annual administrative fee of 0.25% of average net assets.

Stein Roe's mutual funds and institutional investment advisory businesses are managed together with that of CMA by a combined management team of employees from both companies. CMA also shares personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Fund. CMA is a registered investment adviser. Both Stein Roe and CMA are subsidiaries of Liberty Financial Companies, Inc.


Stein Roe can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Fund's
Board of Trustees.

Portfolio Manager

The co-portfolio managers are Gita R. Rao and Nicholas Ghajar.
Ms. Rao has been the Fund's portfolio manager since October 1998. She has co-managed the Colonial International Horizons Fund since 1996 and the Colonial Global Equity Fund since 1995. Prior to joining CMA in 1995, Ms. Rao was a quantitative research analyst at Fidelity Management & Research Company from 1994 to 1995, and a vice president in the equity research group at Kidder, Peabody and Company prior thereto. Mr. Ghajar has been either an associate portfolio manager or an equity analyst of various equity funds for CMA since 1989.


Master/Feeder Fund Structure
Unlike mutual funds that directly acquire and manage their own portfolio of securities, the Fund is a "feeder" fund in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities (the Portfolio) that has investment objectives and policies substantially identical to those of the Fund. The investment performance of the Fund depends upon the investment performance of the Portfolio. If the investment policies of the Fund and the Portfolio became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the SAI.

Year 2000 Readiness
Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by Stein Roe and other service providers do not properly process and calculate date-related information and data from and after Jan. 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's service providers are taking steps that they believe are reasonably designed to address the Year 2000 problem, including communicating with vendors who furnish services, software and systems to the Fund to provide that date-related information and data can be properly processed after Jan. 1, 2000. Many Fund service providers and vendors, including the Fund's service providers, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to Jan. 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after Jan. 1, 2000, will be made on a timely basis or that services to the Fund will not be adversely affected.

[BACK COVER]

FOR MORE INFORMATION

You can obtain more information about the Fund's investments in its semiannual and annual reports to investors. These reports discuss the market conditions and investment strategies that affected the Fund's performance over the past six months and year.

You may wish to read the Fund's SAI for more information. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus and you are deemed to have been told of its contents.

To obtain free copies of the Fund's semiannual and annual reports or the SAI or to request other information about the Fund, write or call:

Stein Roe Mutual Funds
One South Wacker Drive
Suite 3200
Chicago, IL 60606
800-338-2550
www.steinroe.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, by calling 800-SEC-0330, or by sending your request and the appropriate fee to the SEC's public reference section, Washington, DC 20549-6009.



Liberty Funds Distributor, Inc.

Investment Company Act file number of Stein Roe Investment Trust:
811-04978

     Statement of Additional Information Dated April 12, 1999


                   STEIN ROE INVESTMENT TRUST
     Suite 3200, One South Wacker Drive, Chicago, IL  60606
                         800-338-2550


              Stein Roe International Horizons Fund



     This Statement of Additional Information ("SAI") is not a prospectus, but provides additional information that should be read in conjunction with the Fund's prospectus dated April 12, 1999, and any supplements thereto ("Prospectus"). Financial statements, which are contained in the Fund's Annual Report, are attached to this SAI. The Prospectus and Annual Report may be obtained at no charge by telephoning 800-338-2550.

                        TABLE OF CONTENTS
                                                         Page
General Information and History............................2
Investment Policies........................................3
Portfolio Investments and Strategies.......................4
Investment Restrictions...................................21
Additional Investment Considerations......................24
Purchases and Redemptions.................................25
Management................................................29
Financial Statements......................................32
Principal Shareholders....................................32
Investment Advisory and Other Services....................33
Distributor...............................................35
Transfer Agent............................................35
Custodian.................................................36
Independent Public Accountants............................36
Portfolio Transactions....................................37
Additional Income Tax Considerations......................38
Investment Performance....................................39
Master Fund/Feeder Fund: Structure and Risk Factors.......43
Appendix-Ratings..........................................45

                GENERAL INFORMATION AND HISTORY


     Stein Roe International Horizons Fund (Fund), the mutual fund described in this SAI, is a separate series of Stein Roe Investment Trust (Trust). On April 12, 1999, the name of the Fund was changed from Stein Roe International Fund to Stein Roe International Horizons Fund. On Feb. 1, 1996, the names of the Trust and the Fund were changed to separate "SteinRoe" into two words.


     The Trust is a Massachusetts business trust organized under an Agreement and Declaration of Trust (Declaration of Trust) dated Jan. 8, 1987, which provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of either the Trust's shareholders or its trustees. The Trust may issue an unlimited number of shares, in one or more series as the Board may authorize. Currently, 12 series are authorized and outstanding. Each series invests in a separate portfolio of securities and other assets, with its own objectives and policies.

     Under Massachusetts law, shareholders of a Massachusetts business trust such as the Trust could, in some circumstances, be held personally liable for unsatisfied obligations of the trust. The Declaration of Trust provides that persons extending credit to, contracting with, or having any claim against the Trust or any particular series shall look only to the assets of the Trust or of the respective series for payment under such credit, contract or claim, and that the shareholders, trustees and officers shall have no personal liability therefor. The Declaration of Trust requires that notice of such disclaimer of liability be given in each contract, instrument or undertaking executed or made on behalf of the Trust. The Declaration of Trust provides for indemnification of any shareholder against any loss and expense arising from personal liability solely by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the Trust was unable to meet its obligations. The risk of a particular series incurring financial loss on account of unsatisfied liability of another series of the Trust also is believed to be remote, because it would be limited to claims to which the disclaimer did not apply and to circumstances in which the other series was unable to meet its obligations.

     Each share of a series, without par value, is entitled to participate pro rata in any dividends and other distributions declared by the Board on shares of that series, and all shares of a series have equal rights in the event of liquidation of that series. Each whole share (or fractional share) outstanding on the record date established in accordance with the By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes). As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of its outstanding shares, the Trust will call a special meeting for the purpose of voting upon the question of removal of a trustee or trustees and will assist in the communications with other shareholders as if the Trust were subject to Section 16(c) of the Investment Company Act of 1940. All shares of all series of the Trust are voted together in the election of trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by individual series, except that shares are voted by individual series when required by the Investment Company Act of 1940 or other applicable law, or when the Board of Trustees determines that the matter affects only the interests of one or more series, in which case shareholders of the unaffected series are not entitled to vote on such matters.

Special Considerations Regarding Master Fund/Feeder Fund Structure


     Rather than invest in securities directly, the Fund seeks to achieve its objective by pooling its assets with those of other investment companies for investment in a master fund having the identical investment objective and substantially the same investment policies as its feeder funds. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs. The Fund invested all of its net investable assets in SR&F International Portfolio, a separate master fund that is a series of SR&F Base Trust, from Feb. 3, 1997 until April 11, 1999. On _______, 1999, the Fund's shareholders approved changing the Fund's master fund to SR&F International Horizons Portfolio (the "Portfolio"), a new portfolio of SR&F Base Trust. The Fund has invested its assets in the Portfolio since April 12, 1999. For more information, please refer to Master Fund/Feeder Fund:
Structure and Risk Factors.

     Colonial Management Associates, Inc. (CMA) provides investment advisory services to the Portfolio. Stein Roe & Farnham Incorporated (Stein Roe) provides administrative and accounting and recordkeeping services to the Fund and the Portfolio.


                       INVESTMENT POLICIES

     The Trust and SR&F Base Trust are open-end management investment companies. The Fund and the Portfolio are diversified, as that term is defined in the Investment Company Act of 1940.

     In pursuing its respective objective, the Portfolio may employ the investment techniques described in the Prospectus and Portfolio Investments and Strategies in this SAI. The investment objective is a non-fundamental policy and may be changed by the Board of Trustees without the approval of a "majority of the outstanding voting securities."/1/
--------------
/1/ A "majority of the outstanding voting securities" means the approval of the lesser of (i) 67% or more of the shares at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares.
--------------


     The Fund pursues its objective by investing in the Portfolio. Their common investment objective is to preserve capital purchasing power and seek long-term growth. The Portfolio seeks to achieve this objective by investing primarily in a diversified portfolio of foreign securities. Current income is not a primary factor in the selection of portfolio securities. The Portfolio invests primarily in common stocks and other equity-type securities (such as preferred stocks, securities convertible or exchangeable for common stocks, and warrants or rights to purchase common stocks). The Portfolio may invest in securities of smaller emerging companies as well as securities of well-seasoned companies of any size. Smaller companies, however, involve higher risks in that they typically have limited product lines, markets, and financial or management resources. In addition, the securities of smaller companies may trade less frequently and have greater price fluctuation than larger companies, particularly those operating in countries with developing markets.

     The Portfolio diversifies its investments among several countries and does not concentrate investments in any particular industry. In pursuing its objective, the Portfolio varies the geographic allocation and types of securities in which it invests based on the portfolio manager's continuing evaluation of economic, market, and political trends throughout the world.
While the Portfolio has not established limits on geographic asset distribution, it ordinarily invests in the securities markets of at least three countries outside the United States, including but not limited to Western European countries (such as Belgium, France, Germany, Ireland, Italy, The Netherlands, the countries of Scandinavia, Spain, Switzerland, and the United Kingdom); countries in the Pacific Basin (such as Australia, Hong Kong, Japan, Malaysia, the Philippines, Singapore, and Thailand); and countries in the Americas (such as Argentina, Brazil, Colombia, and Mexico). In addition, it does not currently intend to invest more than 2% of its total assets in Russian securities.


     Under normal market conditions, the Portfolio will invest at least 65% of its total assets (taken at market value) in foreign securities. If, however, investments in foreign securities appear to be relatively unattractive in the judgment of CMA because of current or anticipated adverse political or economic conditions, the Portfolio may hold cash or invest any portion of its assets in securities of the U.S. Government and equity and debt securities of U.S. companies, as a temporary defensive strategy. To meet liquidity needs, the Portfolio may also hold cash in domestic and foreign currencies and invest in domestic and foreign money market securities (including repurchase agreements and "synthetic" foreign money market positions).

     In the past, the U.S. Government has from time to time imposed restrictions, through taxation and otherwise, on foreign investments by U.S. investors such as the Portfolio. If such restrictions should be reinstated, it might become necessary for the Portfolio to invest all or substantially all of its assets in U.S. securities. In such an event, the Portfolio would review its investment objective and policies to determine whether changes are appropriate.

              PORTFOLIO INVESTMENTS AND STRATEGIES

Debt Securities

     In pursuing its investment objective, the Portfolio may invest in debt securities of corporate and governmental issuers. The risks inherent in debt securities depend primarily on the term and quality of the obligations in the portfolio as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.


     Investments in debt securities are limited to those that are within the four highest grades (generally referred to as "investment grade") assigned by a nationally recognized statistical rating organization or, if unrated, deemed to be of comparable quality by the portfolio manager.

     Securities in the fourth highest grade may possess speculative characteristics, and changes in economic conditions are more likely to affect the issuer's capacity to pay interest and repay principal. If the rating of a security held by the Portfolio is lost or reduced below investment grade, the Portfolio is not required to dispose of the security, but the portfolio manager will consider that fact in determining whether the Portfolio should continue to hold the security.


     Securities that are rated below investment grade are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and therefore carry greater investment risk, including the possibility of issuer default and bankruptcy.


     When the portfolio manager determines that adverse market or economic conditions exist and considers a temporary defensive position advisable, the Portfolio may invest without limitation in high-quality fixed income securities or hold assets in cash or cash equivalents.


Derivatives

     Consistent with its objective, the Portfolio may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange-traded options; futures contracts; futures options; securities collateralized by underlying pools of mortgages or other receivables; floating rate instruments; and other instruments that securitize assets of various types ("Derivatives"). In each case, the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency.

     Derivatives are most often used to manage investment risk or to create an investment position indirectly because using them is more efficient or less costly than direct investment that cannot be readily established directly due to portfolio size, cash availability, or other factors. They also may be used in an effort to enhance portfolio returns.


     The successful use of Derivatives depends on the portfolio manager's ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives.


     The Portfolio currently intends to invest no more than 5% of its net assets in any type of Derivative other than options, futures contracts, futures options, and forward contracts. (See
Options and Futures below.)

     Some mortgage-backed debt securities are of the "modified pass-through type," which means the interest and principal payments on mortgages in the pool are "passed through" to investors. During periods of declining interest rates, there is increased likelihood that mortgages will be prepaid, with a resulting loss of the full-term benefit of any premium paid by the Portfolio on purchase of such securities; in addition, the proceeds of prepayment would likely be invested at lower interest rates.

     Mortgage-backed securities provide either a pro rata interest in underlying mortgages or an interest in collateralized mortgage obligations ("CMOs") that represent a right to interest and/or principal payments from an underlying mortgage pool. CMOs are not guaranteed by either the U.S. Government or by its agencies or instrumentalities, and are usually issued in multiple classes each of which has different payment rights, prepayment risks, and yield characteristics. Mortgage-backed securities involve the risk of prepayment on the underlying mortgages at a faster or slower rate than the established schedule. Prepayments generally increase with falling interest rates and decrease with rising rates but they also are influenced by economic, social, and market factors. If mortgages are pre-paid during periods of declining interest rates, there would be a resulting loss of the full-term benefit of any premium paid by the Portfolio on purchase of the CMO, and the proceeds of prepayment would likely be invested at lower interest rates.

     Non-mortgage asset-backed securities usually have less prepayment risk than mortgage-backed securities, but have the risk that the collateral will not be available to support payments on the underlying loans that finance payments on the securities themselves.

     Floating rate instruments provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. In addition, the adjusted duration of some of these instruments may be materially shorter than their stated maturities. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features. Adjusted duration is an inverse relationship between market price and interest rates and refers to the approximate percentage change in price for a 100 basis point change in yield. For example, if interest rates decrease by 100 basis points, a market price of a security with an adjusted duration of 2 would increase by approximately 2%.

Convertible Securities


     By investing in convertible securities, the Portfolio obtains the right to benefit from the capital appreciation potential in the underlying stock upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly. In determining whether to purchase a convertible, the portfolio manager will consider substantially the same criteria that would be considered in purchasing the underlying stock. While convertible securities purchased by the Portfolio are frequently rated investment grade, the Portfolio may purchase unrated securities or securities rated below investment grade if the securities meet the portfolio manager's other investment criteria. Convertible securities rated below investment grade (a) tend to be more sensitive to interest rate and economic changes, (b) may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities, and (c) may be more thinly traded due to such securities being less well known to investors than investment grade convertible securities, common stock or conventional debt securities. As a result, the portfolio manager's own investment research and analysis tend to be more important in the purchase of such securities than other factors.


Foreign Securities

     The Portfolio invests primarily in foreign securities. Investment in foreign securities may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than investment in securities of domestic issuers. For this purpose, foreign securities do not include American Depositary Receipts (ADRs) or securities guaranteed by a United States person. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. The Portfolio may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, the Portfolio is likely to bear its proportionate share of the expenses of the depositary and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR. The Portfolio may also purchase foreign securities in the form of European Depositary Receipts
(EDRs) or other securities representing underlying shares of foreign issuers. Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. EDRs are European receipts evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets.

     With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under Currency Exchange Transactions.)

     Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements. These risks are greater for emerging markets.

     Although the Portfolio will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

     Currency Exchange Transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

     The Portfolio's foreign currency exchange transactions are limited to transaction and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of the Portfolio arising in connection with the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows the Portfolio to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign-denominated portfolio securities can be approximately matched by a foreign-denominated liability. the Portfolio may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that the Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Portfolio. The Portfolio may not may engage in "speculative" currency exchange transactions.

     At the maturity of a forward contract to deliver a particular currency, the Portfolio may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Portfolio to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Portfolio is obligated to deliver.

     If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Portfolio of unrealized profits or force the Portfolio to cover its commitments for purchase or sale of currency, if any, at the current market price.

     Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Portfolio to hedge against a devaluation that is so generally anticipated that the Portfolio is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Portfolio of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

     Synthetic Foreign Money Market Positions. The Portfolio may invest in money market instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, the Portfolio may construct a synthetic foreign money market position by (a) purchasing a money market instrument denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange.
For example, a synthetic money market position in Japanese yen could be constructed by purchasing a U.S. dollar money market instrument, and entering concurrently into a forward contract to deliver a corresponding amount of U.S. dollars in exchange for Japanese yen on a specified date and at a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar money market instruments, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency money market instruments. The result of a direct investment in a foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical because the components of the alternative investments would not be identical. Except to the extent a synthetic foreign money market position consists of a money market instrument denominated in a foreign currency, the synthetic foreign money market position shall not be deemed a "foreign security" for purposes of the policy that, under normal conditions, the Portfolio will invest at least 65% of total assets in foreign securities.

Eurodollar Instruments

     The Portfolio may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to LIBOR, although foreign currency-denominated instruments are available from time to time. Eurodollar future contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Structured Notes


     Structured Notes are Derivatives on which the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and the London Interbank Offered Rate ("LIBOR")), stock indices such as the S&P 500 Index and the price fluctuations of a particular security. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of Structured Notes allows the Portfolio to tailor its investments to the specific risks and returns the portfolio manager wishes to accept while avoiding or reducing certain other risks.


Swaps, Caps, Floors and Collars

     The Portfolio may enter into swaps and may purchase or sell related caps, floors and collars. The Portfolio would enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities it purchases at a later date. The Portfolio intends to use these techniques as hedges and not as speculative investments and will not sell interest rate income stream the Portfolio may be obligated to pay.


     A swap agreement is generally individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on its structure, a swap agreement may increase or decrease the Portfolio's exposure to changes in the value of an index of securities in which the Portfolio might invest, the value of a particular security or group of securities, or foreign currency values. Swap agreements can take many different forms and are known by a variety of names. The Portfolio may enter into any form of swap agreement if the portfolio manager determines it is consistent with its investment objective and policies.


     A swap agreement tends to shift the Portfolio's investment exposure from one type of investment to another. For example, if the Portfolio agrees to exchange payments in dollars at a fixed rate for payments in a foreign currency the amount of which is determined by movements of a foreign securities index, the swap agreement would tend to increase exposure to foreign stock market movements and foreign currencies. Depending on how it is used, a swap agreement may increase or decrease the overall volatility of the Portfolio's investments and its net asset value.


     The performance of a swap agreement is determined by the change in the specific currency, market index, security, or other factors that determine the amounts of payments due to and from the Portfolio. If a swap agreement calls for payments by the Portfolio, it must be prepared to make such payments when due. If the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in a loss. The Portfolio will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Corporation or Moody's Investors Service, Inc. or has an equivalent rating from a nationally recognized statistical rating organization or is determined to be of equivalent credit quality by the portfolio manager.


     The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and floor that preserves a certain return within a predetermined range of interest rates or values.

     At the time the Portfolio enters into swap arrangements or purchases or sells caps, floors or collars, liquid assets of the Portfolio having a value at least as great as the commitment underlying the obligations will be segregated on the books of the Portfolio and held by the custodian throughout the period of the obligation.

Lending of Portfolio Securities


     Subject to restriction (5) under Investment Restrictions in this SAI, the Portfolio may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Portfolio. The Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Portfolio would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Portfolio would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in the portfolio manager's judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. The Portfolio did not lend portfolio securities during the fiscal year ended Sept. 30, 1998 nor does it currently intend to loan more than 5% of its net assets.


Repurchase Agreements

     The Portfolio may invest in repurchase agreements, provided that it will not invest more than 15% of net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement is a sale of securities to the Portfolio in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, the Portfolio could experience both losses and delays in liquidating its collateral.

When-Issued and Delayed-Delivery Securities; Reverse Repurchase
Agreements


     The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Portfolio enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Portfolio makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the portfolio manager deems it advisable for investment reasons. During its last fiscal year, the Portfolio had no commitments to purchase when-issued securities in excess of 5% of its net assets. The Portfolio may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.


     The Portfolio may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Portfolio is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs. The Portfolio did not enter into reverse repurchase agreements during the fiscal year ended Sept. 30, 1998.

     At the time the Portfolio enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, liquid assets (cash, U.S. Government securities or other "high-grade" debt obligations) of the Portfolio having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Portfolio and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.

Short Sales "Against the Box"

     The Portfolio may sell securities short against the box; that is, enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns at no additional cost. The Portfolio may make short sales of securities only if at all times when a short position is open it owns at least an equal amount of such securities or securities convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short, at no additional cost.

     In a short sale against the box, the Portfolio does not deliver from its portfolio the securities sold. Instead, the Portfolio borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Portfolio, to the purchaser of such securities. The Portfolio is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Portfolio must deposit and continuously maintain in a separate account with its custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities at no additional cost. The Portfolio is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold. The Portfolio may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

     Short sales may protect the Portfolio against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Portfolio owns, either directly or indirectly, and, in the case where the Portfolio owns convertible securities, changes in the conversion premium.

     Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time the Portfolio replaces the borrowed security, the Portfolio will incur a loss and if the price declines during this period, the Portfolio will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Portfolio may have to pay in connection with such short sale. Certain provisions of the Internal Revenue Code may limit the degree to which the Portfolio is able to enter into short sales. There is no limitation on the amount of the Portfolio's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales.

Rule 144A Securities


     The Portfolio may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the Securities Act of 1933. That Rule permits certain qualified institutional buyers, such as the Portfolio, to trade in privately placed securities that have not been registered for sale under the 1933 Act. CMA, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, CMA will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, CMA could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Portfolio's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Portfolio does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Portfolio's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. The Portfolio does not expect to invest as much as 5% of its total assets in Rule 144A securities that have not been deemed to be liquid by CMA.


Line of Credit

     Subject to restriction (6) under Investment Restrictions in this SAI, the Portfolio may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities.

Interfund Borrowing and Lending Program

     Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Portfolio may lend money to and borrow money from other mutual funds advised by Stein Roe. The Portfolio will borrow through the program when borrowing is necessary and appropriate and the costs are equal to or lower than the costs of bank loans.

Portfolio Turnover

     Although the Portfolio does not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. Because of the Portfolio's flexibility of investment and emphasis on growth of capital, it may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position. The future turnover rate may vary greatly from year to year. A high rate of portfolio turnover, if it should occur, would result in increased transaction expenses, which must be borne by the Portfolio. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Options on Securities and Indexes

     The Portfolio may purchase and sell put options and call options on securities, indexes or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on Nasdaq. The Portfolio may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

     An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     The Portfolio will write call options and put options only if they are "covered." For example, in the case of a call option on a security, the option is "covered" if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

     If an option written by the Portfolio expires, the Portfolio realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Portfolio expires, the Portfolio realizes a capital loss equal to the premium paid.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Portfolio desires.

     The Portfolio will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Portfolio will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Portfolio will realize a capital gain or, if it is less, the Portfolio will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     A put or call option purchased by the Portfolio is an asset of the Portfolio, valued initially at the premium paid for the option. The premium received for an option written by the Portfolio is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when the Portfolio seeks to close out an option position. If the Portfolio were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If the Portfolio were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Portfolio foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased or written by the Portfolio, the Portfolio would not be able to close out the option. If restrictions on exercise were imposed, the Portfolio might be unable to exercise an option it has purchased.

Futures Contracts and Options on Futures Contracts

     The Portfolio may use interest rate futures contracts, index futures contracts, and foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index/2/ at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to: the Standard & Poor's 500 Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to: U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit, and foreign currencies).
Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.
--------------
/2/ A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.
--------------

     The Portfolio may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Portfolio might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the Portfolio's securities or the price of the securities that the Portfolio intends to purchase. Although other techniques could be used to reduce or increase the Portfolio's exposure to stock price, interest rate and currency fluctuations, the Portfolio may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

     The Portfolio will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade, or similar entity, or quoted on an automated quotation system.


     The success of any futures transaction depends on accurate predictions of changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, the portfolio manager might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.


     When a purchase or sale of a futures contract is made by the Portfolio, the Portfolio is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. The Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by the Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market."
Variation margin paid or received by the Portfolio does not represent a borrowing or loan by the Portfolio but is instead settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, the Portfolio will mark-to-market its open futures positions.

     The Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Portfolio.

     Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Portfolio engaging in the transaction realizes a capital gain, or if it is more, the Portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Portfolio engaging in the transaction realizes a capital gain, or if it is less, the Portfolio realizes a capital loss. The transaction costs must also be included in these calculations.

Risks Associated with Futures

     There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities market and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of the portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

     There can be no assurance that a liquid market will exist at a time when the Portfolio seeks to close out a futures or futures option position. The Portfolio would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Limitations on Options and Futures

     If other options, futures contracts, or futures options of types other than those described herein are traded in the future, the Portfolio may also use those investment vehicles, provided the Board of Trustees determines that their use is consistent with the Portfolio's investment objective.

     The Portfolio will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by the Portfolio plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money,"/3/ would exceed 5% of the Portfolio's total assets.
----------------
/3/ A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.
----------------

     When purchasing a futures contract or writing a put option on a futures contract, the Portfolio must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Portfolio similarly will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Portfolio.

     The Portfolio may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Portfolio has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

     In order to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being deemed a "commodity pool operator," the Portfolio will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of the Portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into [in the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the Commission Regulations) may be excluded in computing such 5%].

Taxation of Options and Futures

     If the Portfolio exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by the Portfolio, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

     If a call or put option written by the Portfolio is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by the Portfolio, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

     Entry into a closing purchase transaction will result in capital gain or loss. If an option written by the Portfolio was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

     If the Portfolio writes an equity call option/4/ other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.
----------------
/4/ An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 index).
----------------

     A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If the Portfolio delivers securities under a futures contract, the Portfolio also realizes a capital gain or loss on those securities.

     For federal income tax purposes, the Portfolio generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by the
Portfolio: (1) will affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

     If the Portfolio were to enter into a short index future, short index futures option or short index option position and the portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Portfolio's stock positions would be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

     In order for the Portfolio to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

     The Fund distributes to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the Portfolio's other investments, and shareholders are advised of the nature of the payments.

     The Taxpayer Relief Act of 1997 (the "Act") imposed constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules, taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by the Act) or futures or "forward contracts" (as defined by the Act) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. These changes generally apply to constructive sales after June 8, 1997. Furthermore, the Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.

                  INVESTMENT RESTRICTIONS


     The Fund and the Portfolio operate under the following investment restrictions. The Fund or Portfolio may:

     (1) not, with respect to 75% of its total assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of a single issuer, except for securities issued or guaranteed by the U. S. Government or any of its agencies or instrumentalities or repurchase agreements for such securities, and [Fund only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (2) not acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer, [Fund only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (3) underwrite securities issued by others only when disposing of portfolio securities, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (4) only own real estate acquired as the result of owning securities; and not more than 5% of total assets;

     (5) make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar indebtedness typically sold privately to financial institutions; (c) through an interfund lending program with other affiliated funds, provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans); and (d) through repurchase agreements;

     (6) borrow money from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowing shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

     (7) not concentrate more than 25% of its total assets in any one industry, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (8) not without the approval of the holders of a majority of the shares of the Fund, issue senior securities, except to the extent permitted under the Investment Company Act of 1940; or

     (9) purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts does not exceed 5% of its total assets.


     The above restrictions are fundamental policies and may not be changed without the approval of a "majority of the outstanding voting securities" as defined above. The Fund and Portfolio are also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. None of the following restrictions shall prevent the Portfolio from investing all or substantially all of its assets in another investment company having the same investment objective and substantially the same investment policies as the Fund. The Fund or Portfolio may not:

     (a) invest in any of the following: (i) interests in oil, gas, or other mineral leases or exploration or development programs (except readily marketable securities, including but not limited to master limited partnership interests, that may represent indirect interests in oil, gas, or other mineral exploration or development programs); (ii) puts, calls, straddles, spreads, or any combination thereof (except that it may enter into transactions in options, futures, and options on futures); (iii) shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization; and (iv) limited partnerships in real estate unless they are readily marketable;

     (b) invest in companies for the purpose of exercising control or management;

     (c) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of its total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets;

     (d) invest more than 5% of its net assets (valued at time of purchase) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock
Exchange or a recognized foreign exchange;

     (e) write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

     (f) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

     (g) purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales;

     (h) invest more than 10% of its total assets (taken at market value at the time of a particular investment) in restricted securities, other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933;

     (i) invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days.

     Notwithstanding the foregoing investment restrictions, the Portfolio may purchase securities pursuant to the exercise of subscription rights, subject to the condition that such purchase will not result in its ceasing to be a diversified investment company. Far Eastern and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in the interest of the Portfolio in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Portfolio may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the portfolio securities with the result that it would be forced either to sell securities at a time when it might not otherwise have done so, to forego exercising the rights.

              ADDITIONAL INVESTMENT CONSIDERATIONS

     Stein Roe seeks to provide superior long-term investment results through a disciplined, research-intensive approach to investment selection and prudent risk management. In working to take sensible risks and make intelligent investments it has been guided by three primary objectives which it believes are the foundation of a successful investment program. These objectives are preservation of capital, limited volatility through managed risk, and consistent above-average returns as appropriate for the particular client or managed account. Because every investor's needs are different, Stein Roe mutual funds are designed to accommodate different investment objectives, risk tolerance levels, and time horizons. In selecting a mutual fund, investors should ask the following questions:

What are my investment goals?
It is important to a choose a fund that has investment objectives compatible with your investment goals.

What is my investment time frame?
If you have a short investment time frame (e.g., less than three years), a mutual fund that seeks to provide a stable share price, such as a money market fund, or one that seeks capital preservation as one of its objectives may be appropriate. If you have a longer investment time frame, you may seek to maximize your investment returns by investing in a mutual fund that offers greater yield or appreciation potential in exchange for greater investment risk.

What is my tolerance for risk?
All investments, including those in mutual funds, have risks which will vary depending on investment objective and security type.
However, mutual funds seek to reduce risk through professional investment management and portfolio diversification.

     In general, equity mutual funds emphasize long-term capital appreciation and tend to have more volatile net asset values than bond or money market mutual funds. Although there is no guarantee that they will be able to maintain a stable net asset value of $1.00 per share, money market funds emphasize safety of principal and liquidity, but tend to offer lower income potential than bond funds. Bond funds tend to offer higher income potential than money market funds but tend to have greater risk of principal and yield volatility.

                    PURCHASES AND REDEMPTIONS

Purchases Through Third Parties

     You may purchase (or redeem) shares through certain broker-dealers, banks, or other intermediaries ("Intermediaries"). The state of Texas has asked that investment companies disclose in their SAIs, as a reminder to any such bank or institution, that it must be registered as a securities dealer in Texas.
Intermediaries may charge for their services or place limitations on the extent to which you may use the services offered by the Trust. It is the responsibility of any such Intermediary to establish procedures insuring the prompt transmission to the Trust of any such purchase order. An Intermediary, who accepts orders that are processed at the net asset value next determined after receipt of the order by the Intermediary, accepts such orders as authorized agent or designee of the Fund. The Intermediary is required to segregate any orders received on a business day after the close of regular session trading on the New York Stock Exchange and transmit those orders separately for execution at the net asset value next determined after that business day.

     Some Intermediaries that maintain nominee accounts with the Fund for their clients for whom they hold Fund shares charge an annual fee of up to 0.35% of the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. Stein Roe and the Fund's transfer agent share in the expense of these fees, and Stein Roe pays all sales and promotional expenses.

Net Asset Value

     The net asset value of the Fund is determined on days on which the New York Stock Exchange (the "NYSE") is open for regular session trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, the net asset value should be determined on any such day, in which case the determination will be made at 3 p.m., Central time. Please refer to Your Account-Determining Share Price in the Prospectus for additional information on how the purchase and redemption price of Fund shares is determined.

General Redemption Policies

     The Trust intends to pay all redemptions in cash and is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets during any 90-day period for any one shareholder. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of securities. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions.

     The Trust reserves the right to suspend or postpone redemptions of shares during any period when: (a) trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or the NYSE is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets not reasonably practicable.

     You may not cancel or revoke your redemption order once instructions have been received and accepted. The Trust cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions. Please call 800-338-2550 if you have any questions about requirements for a redemption before submitting your request. The Trust reserves the right to require a properly completed application before making payment for shares redeemed.

     The Trust will generally mail payment for shares redeemed within seven days after proper instructions are received.
However, the Trust normally intends to pay proceeds of a Telephone Redemption paid by wire on the next business day. If you attempt to redeem shares within 15 days after they have been purchased by check or electronic transfer, the Trust will delay payment of the redemption proceeds to you until it can verify that payment for the purchase of those shares has been (or will be) collected. To reduce such delays, the Trust recommends that your purchase be made by federal funds wire through your bank.

     Generally, you may not use any Special Redemption Privilege to redeem shares purchased by check (other than certified or cashiers' checks) or electronic transfer until 15 days after their date of purchase. The Trust reserves the right at any time without prior notice to suspend, limit, modify, or terminate any Privilege or its use in any manner by any person or class.

     Neither the Trust, its transfer agent, nor their respective officers, trustees, directors, employees, or agents will be responsible for the authenticity of instructions provided under the Privileges, nor for any loss, liability, cost or expense for acting upon instructions furnished thereunder if they reasonably believe that such instructions are genuine. The Fund employs procedures reasonably designed to confirm that instructions communicated by telephone under any Special Redemption Privilege or the Special Electronic Transfer Redemption Privilege are genuine. Use of any Special Redemption Privilege or the Special Electronic Transfer Redemption Privilege authorizes the Fund and its transfer agent to tape-record all instructions to redeem. In addition, callers are asked to identify the account number and registration, and may be required to provide other forms of identification. Written confirmations of transactions are mailed promptly to the registered address; a legend on the confirmation requests that the shareholder review the transactions and inform the Fund immediately if there is a problem. If the Fund does not follow reasonable procedures for protecting shareholders against loss on telephone transactions, it may be liable for any losses due to unauthorized or fraudulent instructions.

     Shares in any account you maintain with the Fund or any of the other Stein Roe Funds may be redeemed to the extent necessary to reimburse any Stein Roe Fund for any loss you cause it to sustain (such as loss from an uncollected check or electronic transfer for the purchase of shares, or any liability under the Internal Revenue Code provisions on backup withholding).

     The Trust reserves the right to suspend or terminate, at any time and without prior notice, the use of the Telephone Exchange Privilege by any person or class of persons. The Trust believes that use of the Telephone Exchange Privilege by investors utilizing market-timing strategies adversely affects the Fund. Therefore, regardless of the number of telephone exchange round-trips made by an investor, the Trust generally will not honor requests for Telephone Exchanges by shareholders identified by the Trust as "market-timers" if the officers of the Trust determine the order not to be in the best interests of the Trust or its shareholders. The Trust generally identifies as a "market-timer" an investor whose investment decisions appear to be based on actual or anticipated near-term changes in the securities markets other than for investment considerations. Moreover, the Trust reserves the right to suspend, limit, modify, or terminate, at any time and without prior notice, the Telephone Exchange Privilege in its entirety. Because such a step would be taken only if the Board of Trustees believes it would be in the best interests of the Fund, the Trust expects that it would provide shareholders with prior written notice of any such action unless the resulting delay in the suspension, limitation, modification, or termination of the Telephone Exchange Privilege would adversely affect the Fund. If the Trust were to suspend, limit, modify, or terminate the Telephone Exchange Privilege, a shareholder expecting to make a Telephone Exchange might find that an exchange could not be processed or that there might be a delay in the implementation of the exchange. During periods of volatile economic and market conditions, you may have difficulty placing your exchange by telephone.

     The Telephone Exchange Privilege and the Telephone Redemption by Check Privilege will be established automatically for you when you open your account unless you decline these Privileges on your application. Other Privileges must be specifically elected. A signature guarantee may be required to establish a Privilege after you open your account. If you establish both the Telephone Redemption by Wire Privilege and the Electronic Transfer Privilege, the bank account that you designate for both Privileges must be the same. The Telephone Redemption by Check Privilege, Telephone Redemption by Wire Privilege, and Special Electronic Transfer Redemptions may not be used to redeem shares held by a tax-sheltered retirement plan sponsored by Stein Roe.

Redemption Privileges

     Exchange Privilege. You may redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other no-load Stein Roe Fund offered for sale in your state if your signed, properly completed application is on file. An exchange transaction is a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss.
Before exercising the Exchange Privilege, you should obtain the prospectus for the no-load Stein Roe Fund in which you wish to invest and read it carefully. The registration of the account to which you are making an exchange must be exactly the same as that of the Fund account from which the exchange is made and the amount you exchange must meet any applicable minimum investment of the no-load Stein Roe Fund being purchased.

     Telephone Exchange Privilege. You may use the Telephone Exchange Privilege to exchange an amount of $50 or more from your account by calling 800-338-2550 or by sending a telegram; new accounts opened by exchange are subject to the $2,500 initial purchase minimum. Generally, you will be limited to four Telephone Exchange round-trips per year and the Fund may refuse requests for Telephone Exchanges in excess of four round-trips (a round-trip being the exchange out of the Fund into another no-load Stein Roe Fund, and then back to the Fund). In addition, the Trust's general redemption policies apply to redemptions of shares by Telephone Exchange.

     Automatic Exchanges.  You may use the Automatic Exchange
Privilege to automatically redeem a fixed amount from your Fund account for investment in another no-load Stein Roe Fund account on a regular basis ($50 minimum; $100,000 maximum).

     Telephone Redemption by Wire Privilege. You may use this Privilege to redeem shares from your account ($1,000 minimum; $100,000 maximum) by calling 800-338-2550. The proceeds will be transmitted by wire to your account at a commercial bank previously designated by you that is a member of the Federal Reserve System. The fee for wiring proceeds (currently $7.00 per transaction) will be deducted from the amount wired.

     Telephone Redemption by Check Privilege. You may use the Telephone Redemption by Check Privilege to redeem an amount of $1,000 or more from your account by calling 800-338-2550. The proceeds will be sent by check to your registered address.

     Electronic Transfer Privilege. You may redeem shares by calling 800-338-2550 and requesting an electronic transfer ("Special Redemption") of the proceeds to a bank account previously designated by you at a bank that is a member of the Automated Clearing House. You may also request electronic transfers at scheduled intervals ("Automatic Redemptions"). A Special Redemption request received by telephone after 3 p.m., central time, is deemed received on the next business day. You may purchase Fund shares directly from your bank account either at regular intervals ("Regular Investments") or upon your request ("Special Investments"). Electronic transfers are subject to a $50 minimum and a $100,000 maximum. You may also have income dividends and capital gains distributions deposited directly into your bank account ("Automatic Dividend Deposits").

     Systematic Withdrawals. You may have a fixed dollar amount, declining balance, or fixed percentage of your account redeemed and sent at regular intervals by check to you or another payee.

     Dividend Purchase Option. You may have distributions from one Fund account automatically invested in another no-load Stein Roe Fund account. Before establishing this option, you should obtain and read the prospectus of the Stein Roe Fund into which you wish to have your distributions invested. The account from which distributions are made must be of sufficient size to allow each distribution to usually be at least $25.

                           MANAGEMENT

     The Board of Trustees of the Trust has overall management responsibility for the Trust and the Fund. The following table sets forth certain information with respect to the trustees and officers of the Trust:

                           Position(s) held          Principal occupation(s)
Name                       with the Trust            during past five years
------------------         ------------------------  ---------------------------
--------
William D. Andrews, 51     Executive Vice-President  Executive vice president of Stein Roe

Gary A. Anetsberger, 43(4) Senior Vice-President;    Chief financial officer and chief administrative
                           Controller                officer of the Mutual Funds division of Stein Roe;
                                                     senior vice president of Stein Roe since April 1996;
                                                     vice president of Stein Roe prior thereto

John A. Bacon Jr.,71(3)(4) Trustee                   Private investor

William W. Boyd, 72        Trustee                   Chairman and director of Sterling Plumbing
  (2) (3) (4)                                        (manufacturer of plumbing products)


David P. Brady, 35         Vice-President            Senior vice president of Stein Roe since March 1998;
                                                     vice president of Stein Roe from Nov. 1995 to March
                                                     1998; portfolio manager for Stein Roe since 1993


Thomas W. Butch, 42 (4)    President                 President of the Mutual Funds division of Stein Roe
                                                     since March 1998; senior vice president of Stein Roe
                                                     from Sept. 1994 to March 1998; first vice president,
                                                     corporate communications, of Mellon Bank Corporation
                                                     prior thereto

Daniel K. Cantor, 39       Vice-President            Senior vice president of Stein Roe

Kevin M. Carome, 42 (4)    Vice-President; Assistant Senior vice president, legal, COGRA LLC (an affiliate
                           Secretary                 of Stein Roe) since Jan. 1999; general counsel and
                                                     secretary of Stein Roe since Jan. 1998; associate
                                                     general counsel and vice president of Liberty
                                                     Financial Companies, Inc. (the indirect parent of
                                                     Stein Roe) through Jan. 1999

J. Kevin Connaughton, 34   Vice-President            Vice president of Colonial Management Associates, Inc.
(4)                                                  ("CMA") , since February, 1998; senior tax manager,
                                                     Coopers & Lybrand, LLP from April, 1996 to January,
                                                     1998; vice president, 440 Financial Group/First Data
                                                     Investor Services Group from March,1994 to April, 1996


Lindsay Cook, 47 (1)(2)(4) Trustee                   Executive vice president of Liberty Financial
                                                     Companies, Inc. since March 1997; senior vice
                                                     president prior thereto


Erik P. Gustafson, 35      Vice-President            Senior portfolio manager of Stein Roe; senior vice
                                                     president of Stein Roe since April 1996; vice
                                                     president of Stein Roe from May 1994 to April 1996;
                                                     associate of Stein Roe prior thereto

Douglas A. Hacker, 43      Trustee                   Senior vice president and chief financial officer of
 (3) (4)                                             UAL, Inc. (airline) since July 1994; senior vice
                                                     president, finance of UAL, Inc. prior thereto


Loren A. Hansen, 51 (4)    Executive Vice-President  Chief investment officer/equity of CMA since 1997;
                                                     executive vice president of Stein Roe since Dec. 1995;
                                                     vice president of The Northern Trust (bank) prior
                                                     thereto


James P. Haynie, 36        Vice-President            Vice President of Stein Roe since Oct. 1998; Vice
                                                     President of CMA since 1993

Harvey B. Hirschhorn, 49   Vice-President            Executive vice president, senior portfolio manager,
                                                     and chief economist and investment strategist of Stein
                                                     Roe; director of research of Stein Roe, 1991 to 1995

Timothy J. Jacoby, 46 (4)  Vice-President            Fund treasurer for The Colonial Group since Sept.
                                                     1996; chief financial officer for Fidelity Investments
                                                     since August 1997; senior vice president of
                                                     Fidelity Investments from Sept. 1993 to Sept. 1996

Janet Langford Kelly, 41   Trustee                   Senior vice president, secretary and general counsel
  (3) (4)                                            of Sara Lee Corporation (branded, packaged, consumer-
                                                     products manufacturer) since 1995; partner of Sidley &
                                                     Austin (law firm) prior thereto

Gail D. Knudsen, 36 (4)    Vice-President            Vice president and assistant controller of CMA

Eric S. Maddix, 35         Vice-President            Senior vice president of Stein Roe since March 1998;
                                                     vice president of Stein Roe from Nov. 1995 to March
                                                     1998; portfolio manager or research assistant for
                                                     Stein Roe since 1987

Lynn C. Maddox, 58         Vice-President            Senior vice president of Stein Roe

Arthur J. McQueen, 40      Vice-President            Senior vice president of Stein Roe

Charles R. Nelson, 56      Trustee                   Van Voorhis Professor of Political Economy, Department
  (3) (4)                                            of Economics of the University of Washington

Nicolette D. Parrish,49    Vice-President; Assistant Senior legal assistant and assistant secretary of
  (4)                      Secretary                 Stein Roe

Gita R. Rao, 39            Vice-President            Vice President of Stein Roe since Oct. 1998; vice
                                                     president and portfolio manager CMA since 1995; global
                                                     equity research analyst at Fidelity Management &
                                                     Research Company prior thereto

Michael E. Rega, 39        Vice-President            Vice President of Stein Roe since Oct. 1998; Vice
                                                     President of CMA since 1996

Janet B. Rysz, 43 (4)      Assistant Secretary       Senior legal assistant and assistant secretary of
                                                     Stein Roe

M. Gerard Sandel, 44       Vice-President            Senior vice president of Stein Roe since July 1997;
                                                     vice president of M&I Investment Management
                                                     Corporation prior thereto

Gloria J. Santella, 41     Vice-President            Senior vice president of Stein Roe since Nov. 1995;
                                                     vice president of Stein Roe prior thereto

Thomas C. Theobald, 61     Trustee                   Managing director, William Blair Capital Partners
   (3) (4)                                           (private equity fund) since 1994; chief executive
                                                     officer and chairman of the Board of Directors of
                                                     Continental Bank Corporation, 1987-1994

Scott E. Volk, 27 (4)      Treasurer                 Financial reporting manager for Stein Roe 's Mutual
                                                     Funds division since Oct. 1997; senior auditor with
                                                     Ernst & Young LLP from Sept. 1993 to April 1996 and
                                                     from Oct. 1996 to Sept. 1997; financial analyst with
                                                     John Nuveen & Company Inc. from May 1996 to Sept. 1996

Heidi J. Walter, 31 (4)    Vice-President; Secretary Vice president of Stein Roe since March 1998; senior legal counsel for Stein Roe since Feb. 1998; legal
                                                     counsel for Stein Roe March 1995 to Jan. 1998;
                                                     associate with Beeler Schad & Diamond, PC (law firm)
                                                     prior thereto


Hans P. Ziegler, 58 (4)    Executive Vice-President  Chief executive officer of Stein Roe since May 1994;
                                                     president of the Investment Counsel division of Stein
                                                     Roe prior thereto

_________________________
(1) Trustee who is an "interested person" of the Trust and of Stein Roe, as defined in the Investment Company Act of 1940.
(2) Member of the Executive Committee of the Board of Trustees, which is authorized to exercise all powers of the Board with certain statutory exceptions.
(3) Member of the Audit Committee of the Board, which makes recommendations to the Board regarding the selection of auditors and confers with the auditors regarding the scope and results of the audit.
(4) This person holds the corresponding officer or trustee position with SR&F Base Trust.

     Certain of the trustees and officers of the Trust are trustees or officers of other investment companies managed by Stein Roe. Mr. Anetsberger, Mr. Butch, and Ms. Walter are also officers of Liberty Funds Distributor, Inc., the Fund's distributor. The address of Mr. Bacon is 4N640 Honey Hill Road, Box 296, Wayne, IL 60184; that of Mr. Boyd is 2900 Golf Road, Rolling Meadows, IL 60008; that of Mr. Cook is 600 Atlantic Avenue, Boston, MA 02210; that of Mr. Hacker is P.O. Box 66100, Chicago, IL 60666; that of Ms. Kelly is Three First National Plaza, Chicago, IL 60602; that of Mr. Nelson is Department of Economics, University of Washington, Seattle, WA 98195; that of Mr. Theobald is Suite 3300, 222 West Adams Street, Chicago, IL 60606; that of Mr. Cantor is 1330 Avenue of the Americas, New York, NY 10019; that of Ms. Knudsen, Ms. Rao, and Messrs. Connaughton, Haynie, Jacoby, and Rega is One Financial Center, Boston, MA 02111; and that of the other officers is One South Wacker Drive, Chicago, IL 60606.

     Officers and trustees affiliated with Stein Roe serve without any compensation from the Trust. In compensation for their services to the Trust, trustees who are not "interested persons" of the Trust or Stein Roe are paid an annual retainer plus an attendance fee for each meeting of the Board or standing committee thereof attended. The Trust has no retirement or pension plan. The following table sets forth compensation paid during the fiscal year ended Sept. 30, 1998 to each of the trustees:

                                          Compensation from the
                                          Stein Roe Fund Complex*
                                          -----------------------
                  Aggregate Compensation     Total       Average
Name of Trustee       from the Trust      Compensation  Per Series
------------------- --------------------  ------------  ----------
Timothy K. Armour**          -0-              -0-          -0-
Thomas W. Butch**            -0-              -0-          -0-
Lindsay Cook                 -0-              -0-          -0-
John A. Bacon Jr.**          -0-              -0-          -0-
Kenneth L. Block**      $   3,800        $   23,100      $   525
William W. Boyd            21,700           109,902        2,498
Douglas A. Hacker          19,050           101,148        2,299
Janet Langford Kelly       19,050            97,950        2,226
Francis W. Morley**         3,800            23,100          525
Charles R. Nelson          21,700           109,552        2,490
Thomas C. Theobald         19,050           101,148        2,299
_______________
 * At Sept. 30, 1998, the Stein Roe Fund Complex consisted of 11 series of the Trust, 10 series of Stein Roe Advisor Trust, four series of Stein Roe Income Trust, four series of Stein Roe Municipal Trust, one series of Stein Roe Institutional Trust, one series of Stein Roe Trust, and 13 series of SR&F Base Trust. **Messrs. Block and Morley retired as trustees on Dec. 31, 1997. Mr. Armour resigned as a trustee on April 14, 1998. Mr. Butch served as a trustee from April 14, 1998 to Nov. 3, 1998. Mr. Bacon was elected a trustee effective Nov. 3, 1998.

                     FINANCIAL STATEMENTS

     Please refer to the Fund's Sept. 30, 1998 Financial Statements (statement of assets and liabilities and schedule of investments as of Sept. 30, 1998 and the statement of operations, changes in net assets, and notes thereto) and the report of independent public accountants contained in the Sept. 30, 1998 Annual Report. The Financial Statements and the report of independent public accountants (but no other material from the Annual Report) are attached to the SAI. The Annual Report may be obtained at no charge by telephoning 800-338-2550.

                    PRINCIPAL SHAREHOLDERS


     As of Jan. 31, 1999, the only person known by the Trust to own of record or "beneficially" 5% or more of the outstanding shares of the Fund within the definition of that term as contained in Rule 13d-3 under the Securities Exchange Act of 1934 were as follows:

                                        Approximate Percentage
  Name and Address                      of Outstanding Shares Held
 ---------------                         ----------------------

     The following table shows shares of the Fund held by the categories of persons indicated as of Jan. 31, 1999, and in each case the approximate percentage of outstanding shares represented:

               Clients of the Adviser         Trustees and
               in their Client Accounts*       Officers
               ------------------------ -------------------
               Shares Held  Percent     Shares Held  Percent
               -----------  -------     -----------  -------
_________________________
  *Stein Roe may have discretionary authority over such shares and, accordingly, they could be deemed to be owned "beneficially" by Stein Roe under Rule 13d-3. However, Stein Roe disclaims actual beneficial ownership of such shares.
**Represents less than 1% of the outstanding shares.


             INVESTMENT ADVISORY AND OTHER SERVICES


     Colonial Management Associates, Inc. (CMA) provides investment management services to the Portfolio. Stein Roe & Farnham Incorporated (Stein Roe) provides administrative services to the Fund and the Portfolio. CMA is an indirect subsidiary of Liberty Financial Companies, Inc. ("Liberty Financial"), which is a majority owned subsidiary of Liberty Corporate Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which is a wholly owned subsidiary of Liberty Mutual Equity Corporation, which is a wholly owned subsidiary of Liberty Mutual Insurance Company. Liberty Mutual Insurance Company is a mutual insurance company, principally in the property/casualty insurance field, organized under the laws of Massachusetts in 1912. Stein Roe is a wholly owned subsidiary of SteinRoe Services Inc. ("SSI"), the Fund's transfer agent, which is a wholly owned subsidiary of Liberty Financial.

     The directors of CMA are Stephen E. Gibson, Nancy L. Conlin, and Davey S. Scoon. Mr. Gibson is chairman of the board, chief executive officer and president of CMA; Ms. Conlin is senior vice president, general counsel, clerk, and secretary of CMA; and Mr. Scoon is executive vice president of CMA. The business address of Ms. Conlin and Messrs. Gibson and Scoon is One Financial Center, Boston, MA 02111.

     CMA has been providing investment advisory services since
1931. As of Sept. 30, 1998, CMA managed over $_________ in assets.


     Stein Roe and its predecessor have been providing investment advisory services since 1932. Stein Roe acts as investment adviser to wealthy individuals, trustees, pension and profit sharing plans, charitable organizations, and other institutional investors. As of Sept. 30, 1998, Stein Roe managed over $28.3 billion in assets: over $9.4 billion in equities and over $18.9 billion in fixed income securities (including $1.1 billion in municipal securities). The $28.3 billion in managed assets included over $8.3 billion held by open-end mutual funds managed by Stein Roe (approximately 14% of the mutual fund assets were held by clients of Stein Roe). These mutual funds were owned by over 295,000 shareholders. The $8.3 billion in mutual fund assets included over $637 million in over 43,000 IRA accounts. In managing those assets, Stein Roe utilizes a proprietary computer-based information system that maintains and regularly updates information for approximately 7,500 companies. Stein Roe also monitors over 1,400 issues via a proprietary credit analysis system. At Sept. 30, 1998, Stein Roe employed 18 research analysts and 55 account managers. The average investment-related experience of these individuals was 17 years.

     Stein Roe CounselorSM and Stein Roe Personal CounselorSM are professional investment advisory services offered to Fund shareholders. Each is designed to help shareholders construct Fund investment portfolios to suit their individual needs. Based on information shareholders provide about their financial circumstances, goals, and objectives in response to a questionnaire, Stein Roe's investment professionals create customized portfolio recommendations for investments in the mutual funds managed by Stein Roe. Shareholders participating in Stein Roe CounselorSM are free to self direct their investments while considering Stein Roe's recommendations; shareholders participating in Stein Roe Personal CounselorSM enjoy the added benefit of having Stein Roe implement portfolio recommendations automatically for a fee of 1% or less, depending on the size of their portfolios. In addition to reviewing shareholders' circumstances, goals, and objectives periodically and updating portfolio recommendations to reflect any changes, the shareholders who participate in these programs are assigned a dedicated CounselorSM representative. Other distinctive services include specially designed account statements with portfolio performance and transaction data, newsletters, and regular investment, economic, and market updates. A $50,000 minimum investment is required to participate in either program.


     In return for its services, CMA is entitled to receive a monthly management fee from the Portfolio and Stein Roe is entitled to receive a monthly administrative fee from the Fund. The table below shows the annual rates of such fees as a percentage of average net assets (shown in millions), gross fees paid for the three most recent fiscal years, and any expense reimbursements by Stein Roe:

                                               Year Ended  Year Ended  Year Ended
Fund/Portfolio  Type           Current Rates     9/30/98     9/30/97    9/30/96
--------------  --------------  ------------   -----------  ---------  ----------
Fund            Management         N/A         N/A           $           $
                Administrative     .25%        $             $           $
Portfolio       Management         .60%        $             $           N/A


     Stein Roe provides office space and executive and other personnel to the Fund, and bears any sales or promotional expenses. The Fund pays all expenses other than those paid by Stein Roe, including but not limited to printing and postage charges, securities registration and custodian fees, and expenses incidental to its organization.

     The administrative agreement provides that Stein Roe shall reimburse the Fund to the extent that total annual expenses of the Fund (including fees paid to Stein Roe, but excluding taxes, interest, commissions and other normal charges incident to the purchase and sale of portfolio securities, and expenses of litigation to the extent permitted under applicable state law) exceed the applicable limits prescribed by any state in which shares of the Fund are being offered for sale to the public; provided, however, Stein Roe is not required to reimburse the Fund an amount in excess of fees paid by the Fund under that agreement for such year. In addition, in the interest of further limiting expenses of the Fund, Stein Roe may voluntarily waive its fees and/or absorb certain expenses, as described under The Fund-Your Expenses in the Prospectus. Any such reimbursement will enhance the yield of the Fund.


     The management agreement provides that CMA shall not be subject to any liability to the Trust or the Fund, to any shareholder of the Trust or the Fund or to any other person, firm or organization, for any act or omission in the course of, or connected with, rendering services under the agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement.


     Any expenses that are attributable solely to the organization, operation, or business of a series of the Trust are paid solely out of the assets of that series. Any expenses incurred by the Trust that are not solely attributable to a particular series are apportioned in such manner as Stein Roe determines is fair and appropriate, unless otherwise specified by the Board of Trustees.

Bookkeeping and Accounting Agreement

     Pursuant to a separate agreement with the Trust, Stein Roe receives a fee for performing certain bookkeeping and accounting services. For such services, Stein Roe receives an annual fee of $25,000 per series plus .0025 of 1% of average net assets over $50 million. During the fiscal years ended Sept. 30, 1996, 1997 and 1998, Stein Roe received aggregate fees of $265,246, $315,067 and $358,936, respectively, from the Trust for services performed under this Agreement.

                            DISTRIBUTOR

     Fund shares are distributed by Liberty Funds Distributor, Inc. ("Distributor"), One Financial Center, Boston, MA 02111, under a Distribution Agreement. The Distributor is a subsidiary of CMA. The Distribution Agreement continues in effect from year to year, provided such continuance is approved annually (i) by a majority of the trustees or by a majority of the outstanding voting securities of the Trust, and (ii) by a majority of the trustees who are not parties to the Agreement or interested persons of any such party. The Trust has agreed to pay all expenses in connection with registration of its shares with the Securities and Exchange Commission and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of prospectus and other expenses.

     As agent, the Distributor offers shares of the Fund to investors in states where the shares are qualified for sale, at net asset value, without sales commissions or other sales load to the investor. In addition, no sales commission or "12b-1" payment is paid by the Fund. The Distributor offers the Fund's shares only on a best-efforts basis.

                          TRANSFER AGENT

     SteinRoe Services Inc. ("SSI"), One South Wacker Drive, Chicago, IL 60606, is the agent of the Trust for the transfer of shares, disbursement of dividends, and maintenance of shareholder accounting records. For performing these services, SSI receives from the Fund a fee based on an annual rate of .22 of 1% of the Fund's average net assets. The Trust believes the charges by SSI to the Fund are comparable to those of other companies performing similar services. (See Investment Advisory and Other Services.) Under a separate agreement, SSI also provides certain investor accounting services to the Portfolio.

                            CUSTODIAN

     State Street Bank and Trust Company (the "Bank"), 225 Franklin Street, Boston, MA 02101, is the custodian for the Trust and SR&F Base Trust. It is responsible for holding all securities and cash, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses, and performing other administrative duties, all as directed by authorized persons. The Bank does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses.

     Portfolio securities purchased in the U.S. are maintained in the custody of the Bank or of other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies that are members of the Bank's Global Custody Network and foreign depositories ("foreign sub-custodians"). Each of the domestic and foreign custodial institutions holding portfolio securities has been approved by the Board of Trustees in accordance with regulations under the Investment Company Act of 1940.

     Each Board of Trustees reviews, at least annually, whether it is in the best interests of the Fund, the Portfolio, and their shareholders to maintain assets in each of the countries in which the Fund or Portfolio invests with particular foreign sub-custodians in such countries, pursuant to contracts between such respective foreign sub-custodians and the Bank. The review includes an assessment of the risks of holding assets in any such country (including risks of expropriation or imposition of exchange controls), the operational capability and reliability of each such foreign sub-custodian, and the impact of local laws on each such custody arrangement. Each Board of Trustees is aided in its review by the Bank, which has assembled the network of foreign sub-custodians, as well as by Stein Roe and counsel. However, with respect to foreign sub-custodians, there can be no assurance that the Fund and the value of its shares will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over or enforcing judgments against the foreign sub-custodians, or application of foreign law to the foreign sub-custodial arrangements. Accordingly, an investor should recognize that the non-investment risks involved in holding assets abroad are greater than those associated with investing in the United States.

     The Fund and the Portfolio may invest in obligations of the Bank and may purchase or sell securities from or to the Bank.

INDEPENDENT PUBLIC ACCOUNTANTS

     The independent public accountants for the Fund and the Portfolio are Arthur Andersen LLP, 33 West Monroe Street, Chicago, IL 60603. The accountants audit and report on the annual financial statements, review certain regulatory reports and the federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust.

                     PORTFOLIO TRANSACTIONS

     Stein Roe places the orders for the purchase and sale of portfolio securities and options and futures contracts. Stein Roe's overriding objective in selecting brokers and dealers to effect portfolio transactions is to seek the best combination of net price and execution. The best net price, giving effect to brokerage commissions, if any, is an important factor in this decision; however, a number of other judgmental factors may also enter into the decision. These factors include Stein Roe's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being purchased or sold; the size of the transaction; the desired timing of the transaction; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others considered; Stein Roe's knowledge of the financial condition of the broker or dealer selected and such other brokers and dealers; and Stein Roe's knowledge of actual or apparent operation problems of any broker or dealer. Recognizing the value of these factors, Stein Roe may cause a client to pay a brokerage commission in excess of that which another broker may have charged for effecting the same transaction.

     Stein Roe has established internal policies for the guidance of its trading personnel, specifying minimum and maximum commissions to be paid for various types and sizes of transactions and effected for clients in those cases where Stein Roe has discretion to select the broker or dealer by which the transaction is to be executed. Transactions which vary from the guidelines are subject to periodic supervisory review. These guidelines are reviewed and periodically adjusted, and the general level of brokerage commissions paid is periodically reviewed by Stein Roe. Evaluations of the reasonableness of brokerage commissions, based on the factors described in the preceding paragraph, are made by Stein Roe's trading personnel while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by Stein Roe, and reports are made annually to the Board of Trustees.

     Where more than one broker or dealer is believed to be capable of providing a combination of best net price and execution with respect to a particular portfolio transaction, Stein Roe often selects a broker or dealer that has furnished it with investment research products or services such as: economic, industry or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized data bases; quotation equipment and services; research or analytical computer software and services; or services of economic and other consultants. Such selections are not made pursuant to any agreement or understanding with any of the brokers or dealers. However, Stein Roe does in some instances request a broker to provide a specific research or brokerage product or service which may be proprietary to the broker or produced by a third party and made available by the broker and, in such instances, the broker in agreeing to provide the research or brokerage product or service frequently will indicate to Stein Roe a specific or minimum amount of commissions which it expects to receive by reason of its provision of the product or service. Stein Roe does not agree with any broker to direct such specific or minimum amounts of commissions; however, Stein Roe does maintain an internal procedure to identify those brokers who provide it with research products or services and the value of such products or services, and Stein Roe endeavors to direct sufficient commissions on client transactions (including commissions on transactions in fixed income securities effected on an agency basis and, in the case of transactions for certain types of clients, dealer selling concessions on new issues of securities) to ensure the continued receipt of research products or services Stein Roe believes are useful.

     In a few instances, Stein Roe receives from a broker a product or service which is used by Stein Roe both for investment research and for administrative, marketing, or other non-research or brokerage purposes. In such an instance, Stein Roe makes a good faith effort to determine the relative proportion of its use of such product or service which is for investment research or brokerage, and that portion of the cost of obtaining such product or service may be defrayed through brokerage commissions generated by client transactions, while the remaining portion of the costs of obtaining the product or service is paid by Stein Roe in cash. Stein Roe may also receive research in connection with selling concessions and designations in fixed income offerings.

     The Fund and the Portfolio do not believe they pay brokerage commissions higher than those obtainable from other brokers in return for research or brokerage products or services provided by brokers. Research or brokerage products or services provided by brokers may be used by Stein Roe in servicing any or all of its clients and such research products or services may not necessarily be used by Stein Roe in connection with client accounts which paid commissions to the brokers providing such products or services.



     Each Trust has arranged for its custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for portfolio securities. The custodian will credit any such fees received against its custodial fees. In addition, the Board of Trustees has reviewed the legal developments pertaining to and the practicability of attempting to recapture underwriting discounts or selling concessions when portfolio securities are purchased in underwritten offerings. However, the Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the Rules of the Association of the National Association of Securities Dealers.

               ADDITIONAL INCOME TAX CONSIDERATIONS

     The Fund and the Portfolio intend to qualify under Subchapter M of the Internal Revenue Code and to comply with the special provisions of the Internal Revenue Code that relieve it of federal income tax to the extent of its net investment income and capital gains currently distributed to shareholders.

     Because dividend and capital gains distributions reduce net asset value, a shareholder who purchases shares shortly before a record date will, in effect, receive a return of a portion of his investment in such distribution. The distribution would nonetheless be taxable to him, even if the net asset value of shares were reduced below his cost. However, for federal income tax purposes the shareholder's original cost would continue as his tax basis.

     The Fund expects that less than 100% of its dividends will qualify for the deduction for dividends received by corporate shareholders.

     The Fund may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Investors may be entitled to claim U.S. foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. Specifically, if more than 50% of the Fund's total assets at the close of any fiscal year consist of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received, (ii) treat such respective pro rata shares as foreign income taxes paid by them, and (iii) deduct such pro rata shares in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their United States income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by the Fund, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit may be required to treat a portion of dividends received from the Fund as separate category income for purposes of computing the limitations on the foreign tax credit available to such shareholders. Tax-exempt shareholders will not ordinarily benefit from this election relating to foreign taxes. Each year, the Fund will notify shareholders of the amount of (i) each shareholder's pro rata share of foreign income taxes paid by the Fund and (ii) the portion of Fund dividends which represents income from each foreign country, if the Fund qualifies to pass along such credit.

     Passive Foreign Investment Companies. The Portfolio may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies ("PFICs"). In addition to bearing their proportionate share of Fund expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of PFICs. Capital gains on the sale of PFIC holdings will be deemed to be ordinary income regardless of how long the Portfolio holds its investment. In addition, the Portfolio may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from PFICs, regardless of whether such income and gains are distributed to shareholders.

     In accordance with tax regulations, the Portfolio intends to treat PFICs as sold on the last day of their fiscal year and recognize any gains for tax purposes at that time; losses will not be recognized. Such gains will be considered ordinary income which it will be required to distribute even though it has not sold the security and received cash to pay such distributions.

                     INVESTMENT PERFORMANCE

    The Fund may quote certain total return figures from time to time. A "Total Return" on a per share basis is the amount of dividends distributed per share plus or minus the change in the net asset value per share for a period. A "Total Return Percentage" may be calculated by dividing the value of a share at the end of a period by the value of the share at the beginning of the period and subtracting one. For a given period, an "Average Annual Total Return" may be computed by finding the average annual compounded rate that would equate a hypothetical initial amount invested of $1,000 to the ending redeemable value.

                                                                n
Average Annual Total Return is computed as follows: ERV = P(1+T)

Where:   P  =  a hypothetical initial payment of $1,000
          T  =  average annual total return
          n  =  number of years
        ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period at the end of the period (or fractional portion).

     For example, for a $1,000 investment in the Fund, the "Total
Return," the "Total Return Percentage," and the "Average Annual
Total Return" at Sept. 30, 1998 were:

                                    TOTAL RETURN    AVERAGE ANNUAL
                    TOTAL RETURN     PERCENTAGE      TOTAL RETURN
                    ------------    -------------   --------------
     1 year          $   833           -16.67%         -16.67%
     Life of Fund*     1,038             3.76            0.81
     ______________
     *Life of Fund is from 3/1/94, its date of public offering.

     Investment performance figures assume reinvestment of all dividends and distributions and do not take into account any federal, state, or local income taxes which shareholders must pay on a current basis. They are not necessarily indicative of future results. The performance of the Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although investment performance information is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

     The Fund may note its mention or recognition in newspapers, magazines, or other media from time to time. However, the Fund assumes no responsibility for the accuracy of such data.
Newspapers and magazines which might mention the Fund include, but are not limited to, the following:

Architectural Digest
Arizona Republic
Atlanta Constitution
Atlantic Monthly
Associated Press
Barron's
Bloomberg
Boston Globe
Boston Herald
Business Week
Chicago Tribune
Chicago Sun-Times
Cleveland Plain Dealer
CNBC
CNN
Crain's Chicago Business
Consumer Reports
Consumer Digest
Dow Jones Investment Advisor
Dow Jones Newswire
Fee Advisor
Financial Planning
Financial World
Forbes
Fortune
Fund Action
Fund Marketing Alert
Gourmet
Individual Investor
Investment Dealers' Digest
Investment News
Investor's Business Daily
Kiplinger's Personal Finance Magazine
Knight-Ridder
Lipper Analytical Services
Los Angeles Times
Louis Rukeyser's Wall Street
Money
Money on Line
Morningstar
Mutual Fund Market News
Mutual Fund News Service
Mutual Funds Magazine
Newsday
Newsweek
New York Daily News
The New York Times
No-Load Fund Investor
Pension World
Pensions and Investment
Personal Investor
Physicians Financial News
Jane Bryant Quinn (syndicated column)
Reuters
The San Francisco Chronicle
Securities Industry Daily
Smart Money
Smithsonian
Strategic Insight
Street.com
Time
Travel & Leisure
USA Today
U.S. News & World Report
Value Line
The Wall Street Journal
The Washington Post
Working Women
Worth
Your Money

     In advertising and sales literature, the Fund may compare its performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes or averages differs from that of the Fund. Comparison of the Fund to an alternative investment should be made with consideration of differences in features and expected performance. All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Fund believes to be generally accurate. The Fund may compare its performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation. The Fund's performance may be compared to the following indexes or averages:

Dow-Jones Industrial Average      New York Stock Exchange
                                  Composite Index
Standard & Poor's 500 Stock Index American Stock Exchange
                                  Composite Index
Standard & Poor's 400 Industrials Nasdaq Composite
Russell 2000 Index                Nasdaq Industrials
Wilshire 5000
(These indexes are widely        (These indexes generally
recognized indicators of          reflect the performance of
general U.S. stock market         stocks traded in the
results.)                         indicated markets.)

     In addition, the Fund may compare its performance to the indicated benchmarks:

          Lipper Equity Fund Average
          Lipper General Equity Fund Average
          Lipper International & Global Funds Average
          Lipper International Fund Index
          Morningstar All Equity Funds Average
          Morningstar Equity Fund Average
          Morningstar General Equity Average*
          Morningstar Hybrid Fund Average
          Morningstar U.S. Diversified Average
     *Includes Morningstar Aggressive Growth, Growth, Balanced,
     Equity Income, and Growth and Income Averages.

     The Lipper International Fund Index reflects the net asset value weighted return of the ten largest international funds. The Lipper and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated, and published by these independent services that monitor the performance of mutual funds. The Fund may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify the Fund to a different category or develop (and place the Fund into) a new category, the Fund may compare its performance or ranking with those of other funds in the newly assigned category, as published by the service.

     The Fund may also cite its rating, recognition, or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a fund's risk score (which is a function of the fund's monthly returns less the 3-month T-bill return) from its load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star, and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk, or both.

     Of course, past performance is not indicative of future
results.
_______________

     To illustrate the historical returns on various types of financial assets, the Fund may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since
1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types:

                   Common stocks
                   Small company stocks
                   Long-term corporate bonds
                   Long-term government bonds
                   Intermediate-term government bonds
                   U.S. Treasury bills
                   Consumer Price Index
                   _____________________

     The Fund may also use hypothetical returns to be used as an example in a mix of asset allocation strategies. One such example is reflected in the chart below, which shows the effect of tax deferral on a hypothetical investment. This chart assumes that an investor invested $2,000 a year on January 1, for any specified period, in both a Tax-Deferred Investment and a Taxable Investment, that both investments earn either 6%, 8% or 10% compounded annually, and that the investor withdrew the entire amount at the end of the period. (A tax rate of 39.6% is applied annually to the Taxable Investment and on the withdrawal of earnings on the Tax-Deferred Investment.)

               TAX-DEFERRED INVESTMENT VS. TAXABLE INVESTMENT

Interest
Rate   3%        5%        7%        9%        3%       5%        7%       9%
--------------------------------------------------------------------------------
Com-
pound-
ing
Years       Tax-Deferred Investment                 Taxable Investment
----  ------------------------------------  ------------------------------------
30   $82,955  $108,031  $145,856  $203,239  $80,217  $98,343  $121,466  $151,057
25    65,164    80,337   101,553   131,327   63,678   75,318    89,528   106,909
20    49,273    57,781    68,829    83,204   48,560   55,476    63,563    73,028
15    35,022    39,250    44,361    50,540   34,739   38,377    42,455    47,025
10    22,184    23,874    25,779    27,925   22,106   23,642    25,294    27,069
 5    10,565    10,969    11,393    11,840   10,557   10,943    11,342    11,754
 1    2,036      2,060     2,085     2,109    2,036    2,060     2,085     2,109

     Dollar Cost Averaging. Dollar cost averaging is an investment strategy that requires investing a fixed amount of money in Fund shares at set intervals. This allows you to purchase more shares when prices are low and fewer shares when prices are high. Over time, this tends to lower your average cost per share. Like any investment strategy, dollar cost averaging can't guarantee a profit or protect against losses in a steadily declining market. Dollar cost averaging involves uninterrupted investing regardless of share price and therefore may not be appropriate for every investor.

     From time to time, the Fund may offer in its advertising and sales literature to send an investment strategy guide, a tax guide, or other supplemental information to investors and shareholders. It may also mention the Stein Roe CounselorSM and the Stein Roe Personal CounselorSM programs and asset allocation and other investment strategies.

       MASTER FUND/FEEDER FUND: STRUCTURE AND RISK FACTORS

     The Fund (which is a series of the Trust, an open-end management investment company) seeks to achieve its objective by investing all of its assets in another mutual fund having an investment objective identical to that of the Fund. The shareholders of the Fund approved this policy of permitting the Fund to act as a feeder fund by investing in the Portfolio. Please refer to Investment Policies, Portfolio Investments and Strategies, and Investment Restrictions for a description of the investment objectives, policies, and restrictions of the Fund and the Portfolio. The management fees and expenses of the Fund and the Portfolio are described under Investment Advisory and Other Services. Each feeder Fund bears its proportionate share of the expenses of its master Portfolio.


     Stein Roe has provided investment management services in connection with other mutual funds employing the master fund/feeder fund structure since 1991. CMA has provided investment management services in connection with other mutual funds employing the master fund/feeder fund structure since 1999.


     The Portfolio is a separate series of SR&F Base Trust ("Base Trust"), a Massachusetts common law trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated Aug. 23, 1993. The Declaration of Trust of Base Trust provides that the Fund and other investors in the Portfolio will be liable for all obligations of the Portfolio that are not satisfied by the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which liability was inadequately insured and the Portfolio was unable to meet its obligations. Accordingly, the trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.

     The Declaration of Trust of Base Trust provides that the Portfolio will terminate 120 days after the withdrawal of the Fund or any other investor in the Portfolio, unless the remaining investors vote to agree to continue the business of the Portfolio. The trustees of the Trust may vote the Fund's interests in the Portfolio for such continuation without approval of the Fund's shareholders.

     The common investment objectives of the Fund and the Portfolio are nonfundamental and may be changed without shareholder approval, subject, however, to at least 30 days' advance written notice to the Fund's shareholders.

     The fundamental policies of the Fund and the corresponding fundamental policies of its master Portfolio can be changed only with shareholder approval. If the Fund, as a Portfolio investor, is requested to vote on a change in a fundamental policy of the Portfolio or any other matter pertaining to the Portfolio (other than continuation of the business of the Portfolio after withdrawal of another investor), the Fund will solicit proxies from its shareholders and vote its interest in the Portfolio for and against such matters proportionately to the instructions to vote for and against such matters received from Fund shareholders. The Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. There can be no assurance that any matter receiving a majority of votes cast by Fund shareholders will receive a majority of votes cast by all investors in the Portfolio. If other investors hold a majority interest in the Portfolio, they could have voting control over the Portfolio.

     In the event that the Portfolio's fundamental policies were changed so as to be inconsistent with those of the corresponding Fund, the Board of Trustees of the Trust would consider what action might be taken, including changes to the Fund's fundamental policies, withdrawal of the Fund's assets from the Portfolio and investment of such assets in another pooled investment entity, or the retention of an investment adviser to invest those assets directly in a portfolio of securities. The Fund's inability to find a substitute master fund or comparable investment management could have a significant impact upon its shareholders' investments. Any withdrawal of the Fund's assets could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Fund. Should such a distribution occur, the Fund would incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could affect the liquidity of the Fund.

     Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the NYSE is open for business. The investor's percentage of the aggregate interests in the Portfolio will be computed as the percentage equal to the fraction (i) the numerator of which is the beginning of the day value of such investor's investment in the Portfolio on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day; and (ii) the denominator of which is the aggregate beginning of the day net asset value of the Portfolio on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of business.

     Base Trust may permit other investment companies and/or other institutional investors to invest in the Portfolio, but members of the general public may not invest directly in the Portfolio.
Other investors in the Portfolio are not required to sell their shares at the same public offering price as the Fund, might incur different administrative fees and expenses than the Fund, and might charge a sales commission. Therefore, Fund shareholders might have different investment returns than shareholders in another investment company that invests exclusively in the Portfolio. Investment by such other investors in the Portfolio would provide funds for the purchase of additional portfolio securities and would tend to reduce the operating expenses as a percentage of the Portfolio's net assets. Conversely, large-scale redemptions by any such other investors in the Portfolio could result in untimely liquidations of the Portfolio's security holdings, loss of investment flexibility, and increases in the operating expenses of the Portfolio as a percentage of its net assets. As a result, the Portfolio's security holdings may become less diverse, resulting in increased risk.

     Information regarding other investors in the Portfolio may be obtained by writing to SR&F Base Trust at Suite 3200, One South Wacker Drive, Chicago, IL 60606, or by calling 800-338-2550.
Stein Roe may provide administrative or other services to one or more of such investors.

                         APPENDIX-RATINGS

RATINGS IN GENERAL

     A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, Stein Roe believes that the quality of debt securities invests should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

     The following is a description of the characteristics of ratings of corporate debt securities used by Moody's Investors
Service, Inc. ("Moody's") and Standard & Poor's Corporation
("S&P").

RATINGS BY MOODY'S

Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are more unlikely to impair the fundamentally strong position of such bonds.

Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa bonds.

A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

RATINGS BY S&P

AAA. Debt rated AAA has the highest rating. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB, B, CCC, CC, and C. Debt rated BB, B, CCC, CC, or C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C1. This rating is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NOTES:
The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Foreign debt is rated on the same basis as domestic debt measuring the creditworthiness of the issuer; ratings of foreign debt do not take into account currency exchange and related uncertainties.

The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.
                        _______________________

PART C.  OTHER INFORMATION

ITEM 23. EXHIBITS [Note: As used herein, the term "PEA" refers to a post-effective amendment to the Registration
Statement of the Registrant on Form N-1A under the Securities
Act of 1933, No. 33-11351.]

(a) (1) Agreement and Declaration of Trust as amended through February 1, 1996. (Exhibit 1 to PEA #32.)*
    (2) Amendment dated December 13, 1996 to Agreement and
        Declaration of Trust.  (Exhibit 1(b) to PEA #37.)*

(b) (1) By-Laws of Registrant as amended through February
        3, 1993. (Exhibit 2 to PEA #34).*
    (2) Amendment to By-Laws dated February 4, 1998.
        (Exhibit 2(a) to PEA #45.)*

(c)     None.

(d)     Management agreement between Registrant and Stein Roe
        & Farnham Incorporated (the "Adviser") as amended through October 19, 1998. (Exhibit (d) to PEA #53.)*

(e) (1) Underwriting agreement between Registrant and
        Liberty Financial Investments, Inc.  (Exhibit
        6(a) to PEA #46.)*
    (2) Specimen copy of selected dealer agreement.
        (Exhibit 6(b) to PEA #40.)*

(f)     None.

(g)     Custodian contract between Registrant and State
        Street Bank and Trust Company as amended through May
        8, 1995.(Exhibit 8 to PEA #31.)*

(h) (1) Restated Transfer Agency Agreement between
        Registrant and SteinRoe Services Inc. dated August
        1, 1995.(Exhibit 9(a) to PEA #31.)*
    (2) Accounting and Bookkeeping Agreement dated August
        1, 1994.  (Exhibit 9(b) to PEA #34.)*
    (3) Administrative Agreement between Registrant and the
        Adviser dated August 15, 1995 as amended through October 19, 1998. (Exhibit (h)(3) to PEA #53.)*
    (4) Sub-transfer agent agreement with Colonial
        Investors Service Center as amended through April
        30, 1998.  (Exhibit 9(d) to PEA #46.)*

(i) (1) Opinions and consents of Ropes & Gray. (Exhibit
        10(a) to PEA #34).*
    (2) Opinions and consents of Bell, Boyd & Lloyd with respect to SteinRoe Prime Equities (now named Stein
        Roe Growth & Income Fund), Stein Roe Capital
        Opportunities Fund, Stein Roe Special Fund,
        SteinRoe Stock Fund (now named Stein Roe Growth
        Stock Fund), SteinRoe Total Return Fund (now named
        Stein Roe Balanced Fund), Stein Roe International
        Fund, Stein Roe Young Investor  Fund, and Stein Roe
        Special Venture Fund.  (Exhibit 10(b) to PEA #34).*
    (3) Opinion and consent of Bell, Boyd & Lloyd with respect to Stein Roe Growth Opportunities Fund.
        (Exhibit 10(d) to PEA #39.)*
    (4) Opinion and consent of Bell, Boyd & Lloyd with respect to Stein Roe Large Company Focus Fund.
        (Exhibit 10(e) to PEA #45.)*
    (5) Opinion and consent of Bell, Boyd & Lloyd with respect to Stein Roe Asia Pacific Fund. (Exhibit
        10(f) to PEA #46.)*
    (6) Opinion and consent of Bell, Boyd & Lloyd with respect to Stein Roe Small Company Growth Fund.
        (exhibit (i)(6) to PEA #54.)*

(j) (1) Consent of Morningstar, Inc.  (Exhibit 11(b) to PEA
        #34).*
    (3) Consent of Bell, Boyd & Lloyd.  (Exhibit (j)(3) to PEA
        #49.)*

(k)     None.

(l)     Inapplicable.

(m)     None

(n)     Financial Data Schedules:
    (1) Stein Roe Growth & Income Fund.
    (2) Stein Roe Balanced Fund.
    (3) Stein Roe Growth Stock Fund.
    (4) Stein Roe Capital Opportunities Fund.
    (5) Stein Roe Special Fund.
    (6) Stein Roe International Fund.
    (7) Stein Roe Young Investor Fund.
    (8) Stein Roe Special Venture Fund.
    (9) Stein Roe Growth Opportunities Fund.
   (10) Stein Roe Large Company Focus Fund.

(o)    Inapplicable

(p)    (Miscellaneous.)  Mutual Fund Application.  (Exhibit
       19(a) to PEA #44.)*
------
*Incorporated by reference.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
REGISTRANT.

The Registrant does not consider that it is directly or indirectly controlling, controlled by, or under common control with other persons within the meaning of this Item. See "Investment Advisory Services," "Management," and "Transfer Agent" in the Statement of Additional Information, each of which is incorporated herein by reference.

ITEM 25.  INDEMNIFICATION.

Article Tenth of the Agreement and Declaration of Trust of Registrant (Exhibit (a)), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including each person who serves or has served at Registrant's request as a director, officer, or trustee of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

Section 17(h) of the Investment Company Act of 1940 ("1940 Act") provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with
Section 17(h) of the 1940 Act, Article Tenth shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Unless otherwise permitted under the 1940 Act,

     (i) Article Tenth does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

     (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Tenth unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither "interested persons" of Registrant, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding ("disinterested, non-party trustees"), or (b) an independent legal counsel as expressed in a written opinion; and

     (iii) Registrant will not advance attorneys' fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non-party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Any approval of indemnification pursuant to Article Tenth does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Tenth as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Article Tenth also provides that its indemnification provisions are not exclusive.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant, its trustees and officers, its investment adviser, the other investment companies advised by the adviser, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premiums for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect its investment adviser or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

Pursuant to the indemnification agreement among the Registrant, its transfer agent and its investment adviser dated July 1, 1995, the Registrant, its trustees, officers and employees, its transfer agent and the transfer agent's directors, officers and employees are indemnified by Registrant's investment adviser against any and all losses, liabilities, damages, claims and expenses arising out of any act or omission of the Registrant or its transfer agent performed in conformity with a request of the investment adviser that the transfer agent and the Registrant deviate from their normal procedures in connection with the issue, redemption or transfer of shares for a client of the investment adviser.

Registrant, its trustees, officers, employees and representatives and each person, if any, who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933 are indemnified by the distributor of Registrant's shares (the "distributor"), pursuant to the terms of the distribution agreement, which governs the distribution of Registrant's shares, against any and all losses, liabilities, damages, claims and expenses arising out of the acquisition of any shares of the Registrant by any person which (i) may be based upon any wrongful act by the distributor or any of the distributor's directors, officers, employees or representatives or (ii) may be based upon any untrue or alleged untrue statement of a material fact contained in a registration statement, prospectus, statement of additional information, shareholder report or other information covering shares of the Registrant filed or made public by the Registrant or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement therein not misleading if such statement or omission was made in reliance upon information furnished to the Registrant by the distributor in writing. In no case does the distributor's indemnity indemnify an indemnified party against any liability to which such indemnified party would otherwise be subject by reason of willful misfeasance, bad faith, or negligence in the performance of its or his duties or by reason of its or his reckless disregard of its or his obligations and duties under the distribution agreement.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT
ADVISER.

The Adviser is a wholly owned subsidiary of SteinRoe Services Inc. ("SSI"), which in turn is a wholly owned subsidiary of Liberty Financial Companies, Inc., which is a majority owned subsidiary of Liberty Corporation Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which in turn is a subsidiary of Liberty Mutual Equity Corporation, which in turn is a subsidiary of Liberty Mutual Insurance Company. The Adviser acts as investment adviser to individuals, trustees, pension and profit-sharing plans, charitable organizations, and other investors. In addition to Registrant, it also acts as investment adviser to other investment companies having different investment policies.

For a two-year business history of officers and directors of the Adviser, please refer to the Form ADV of Stein Roe & Farnham Incorporated and to the section of the statement of additional information (Part B) entitled "Investment Advisory and Other Services."

Certain directors and officers of the Adviser also serve and have during the past two years served in various capacities as officers, directors, or trustees of SSI and of the Registrant, and other investment companies managed by the Adviser. (The listed entities are located at One South Wacker Drive, Chicago, Illinois 60606, except for SteinRoe Variable Investment Trust and Liberty Variable Investment Trust, which are located at Federal Reserve Plaza, Boston, MA 02210 and LFC Utilities Trust, which is located at One Financial Center, Boston, MA 02111.) A list of such capacities is given below.

                                                POSITION FORMERLY
                                                    HELD WITHIN
                      CURRENT POSITION             PAST TWO YEARS
                      -------------------          -------------
STEINROE SERVICES INC.
Gary A. Anetsberger   Vice President
Kenneth J. Kozanda    Vice President; Treasurer
Kenneth R. Leibler    Director
C. Allen Merritt, Jr. Director; Vice President
Heidi J. Walter       Vice President; Secretary
Hans P. Ziegler       Director; President; Chairman

SR&F BASE TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Senior V-P; Controller        Treasurer
Thomas W. Butch       President                     Exec. V-P;
                                                    Trustee
Kevin M. Carome       Vice-President; Asst. Secy.
Loren A. Hansen       Executive Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

STEIN ROE INCOME TRUST; STEIN ROE INSTITUTIONAL TRUST; AND
STEIN ROE TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Senior V-P; Controller        Treasurer
Thomas W. Butch       President                     Exec. V-P;
                                                    V-P; Trustee
Kevin M. Carome       Vice-President; Asst. Secy.
Loren A. Hansen       Executive Vice-President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Steven P. Luetger                                   Vice-President
Lynn C. Maddox        Vice-President
Jane M. Naeseth       Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

STEIN ROE INVESTMENT TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Senior V-P; Controller        Treasurer
David P. Brady        Vice-President
Thomas W. Butch       President                     Exec. V-P;
                                                    V-P; Trustee
Daniel K. Cantor      Vice-President
Kevin M. Carome       Vice-President; Asst. Secy.
E. Bruce Dunn                                       Vice-President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
James P. Haynie       Vice-President
Harvey B. Hirschhorn  Vice-President
Eric S. Maddix        Vice-President
Lynn C. Maddox        Vice-President
Arthur J. McQueen     Vice-President
Gita R. Rao           Vice-President
Michael E. Rega       Vice-President
M. Gerard Sandel      Vice-President
Gloria J. Santella    Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

STEIN ROE ADVISOR TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Senior V-P; Controller        Treasurer
David P. Brady        Vice-President
Thomas W. Butch       President                     Exec. V-P;
                                                    V-P; Trustee
Daniel K. Cantor      Vice-President
Kevin M. Carome       Vice-President; Asst. Secy.
E. Bruce Dunn                                       Vice-President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
James P. Haynie       Vice-President
Harvey B. Hirschhorn  Vice-President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Eric S. Maddix        Vice-President
Lynn C. Maddox        Vice-President
Arthur J. McQueen     Vice-President
Maureen G. Newman     Vice-President
Gita R. Rao           Vice-President
Michael E. Rega       Vice-President
M. Gerard Sandel      Vice-President
Gloria J. Santella    Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

STEIN ROE MUNICIPAL TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Senior V-P; Controller        Treasurer
Thomas W. Butch       President                     Exec. V-P;
                                                    V-P; Trustee
Kevin M. Carome       Vice-President; Asst. Secy.
Joanne T. Costopoulos Vice-President
Loren A. Hansen       Executive Vice-President
Brian M. Hartford     Vice-President
William C. Loring     Vice-President
Lynn C. Maddox        Vice-President
Maureen G. Newman     Vice-President
Veronica M. Wallace   Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

STEINROE VARIABLE INVESTMENT TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Senior V-P; Controller        Treasurer
Thomas W. Butch       President
Kevin M. Carome       Vice-President; Asst. Secretary
E. Bruce Dunn                                       Vice President
William M. Garrison   Vice President
Erik P. Gustafson     Vice President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice President
Michael T. Kennedy                                  Vice Pres.
Jane M. Naeseth       Vice President
Steven M. Salopek     Vice President
William M. Wadden IV  Vice President
Heidi J. Walter       Vice President
Hans P. Ziegler       Executive Vice-President

STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Senior Vice-President; Controller
Thomas W. Butch       President; Manager
Kevin M. Carome       Vice-President; Asst. Secretary
Loren A. Hansen       Executive Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler                                     Executive V-P

STEIN ROE FLOATING RATE INCOME TRUST; STEIN ROE INSTITUTIONAL
FLOATING RATE INCOME TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Senior Vice-President; Controller
Thomas W. Butch       President; Trustee
Kevin M. Carome       Vice-President; Asst. Secretary
Brian W. Good         Vice-President
James R. Fellows      Vice-President
Loren A. Hansen       Executive Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler                                     Executive V-P

LFC UTILITIES TRUST
Gary A. Anetsberger   Vice President
Ophelia L. Barsketis  Vice President
Deborah A. Jansen     Vice President

LIBERTY VARIABLE INVESTMENT TRUST
Ophelia L. Barsketis  Vice President
Deborah A. Jansen     Vice President
Kevin M. Carome       Vice President

ITEM 27.  PRINCIPAL UNDERWRITERS.

Registrant's principal underwriter, Liberty Funds Distributor, Inc., a subsidiary of Colonial Management Associates, Inc., also acts in the same capacity to Colonial Trust I, Colonial Trust II, Colonial Trust III, Colonial Trust IV, Colonial Trust V, Colonial Trust VI, Colonial Trust VII, Stein Roe Advisor Trust, Stein Roe Income Trust, Stein Roe Municipal Trust, Stein Roe Institutional Trust and Stein Roe Trust; and sponsor for Colony Growth Plans (public offering of which was discontinued on June 14, 197l).
The table below lists the directors and officers of Liberty Funds Distributor, Inc.
                          Position and Offices      Positions and
Name and Principal        with Principal            Offices with
 Business Address*        Underwriter               Registrant
--------------------      ---------------------     -------------
Anderson, Judith          Vice President                None
Anetsberger, Gary A.      Senior Vice President      Senior V-P
Babbitt, Debra            Vice President                None
Ballou, Rick              Senior Vice President         None
Bartlett, John            Managing Director             None
Blakeslee, James          Senior Vice President         None
Blumenfeld, Alex          Vice President                None
Bozek, James              Senior Vice President         None
Brown, Beth               Vice President                None
Burtman, Stacy            Vice President                None
Butch, Thomas W.          Senior Vice President    Pres., Trustee
Campbell, Patrick         Vice President                None
Chrzanowski, Daniel       Vice President                None
Clapp, Elizabeth A.       Managing Director             None
Conlin, Nancy L.          Director, Clerk               None
Davey, Cynthia            Sr. Vice President            None
Desilets, Marian          Vice President                None
Devaney, James            Senior Vice President         None
DiMaio, Steve             Vice President                None
Downey, Christopher       Vice President                None
Emerson, Kim P.           Senior Vice President         None
Evans, C. Frazier         Managing Director             None
Feldman, David            Managing Director             None
Fifield, Robert           Vice President                None
Gauger, Richard           Vice President                None
Gerokoulis, Stephen A.    Senior Vice President         None
Gibson, Stephen E.        Director, Chairman of Board   None
Goldberg, Matthew         Senior Vice President         None
Geunard, Brian            Vice President                None
Harrington, Tom           Sr. Vice President            None
Harris, Carla L.          Vice President                None
Hodgkins, Joseph          Sr. Vice President            None
Hussey, Robert            Senior Vice President         None
Iudice, Jr., Philip       Treasurer and CFO             None
Jones, Cynthia            Vice President                None
Jones, Jonathan           Vice President                None
Karagiannis, Marilyn      Managing Director             None
Kelley, Terry M.          Vice President                None
Kelson, David W.          Senior Vice President         None
Libutti, Chris            Vice President                None
Martin, Peter             Vice President                None
McCombs, Gregory          Senior Vice President         None
McKenzie, Mary            Vice President                None
Menchin, Catherine        Vice President                None
Miller, Anthony           Vice President                None
Moberly, Ann R.           Senior Vice President         None
Morse, Jonathan           Vice President                None
O'Shea, Kevin             Managing Director             None
Piken, Keith              Vice President                None
Place, Jeffrey            Managing Director             None
Pollard, Brian S.         Vice President                None
Predmore, Tracy           Vice President                None
Quirk, Frank              Vice President                None
Raftery-Arpino, Linda     Vice President                None
Reed, Christopher B.      Senior Vice President         None
Riegel, Joyce B.          Vice President                None
Robb, Douglas             Vice President                None
Sandberg, Travis          Vice President                None
Santosuosso, Louise       Vice President                None
Scarlott, Rebecca         Vice President                None
Schulman, David           Senior Vice President         None
Scoon, Davey S.           Director                      None
Shea, Terence             Vice President                None
Sideropoulos, Lou         Vice President                None
Smith, Darren             Vice President                None
Studer, Eric              Vice President                None
Soester, Trisha           Vice President                None
Sweeney, Maureen          Managing Director             None
Tambone, James            Chief Executive Officer       None
Tasiopoulos, Lou          President                     None
VanEtten, Keith H.        Senior Vice President         None
Walter, Heidi J.          Vice President             V-P & Secy.
Young, Deborah            Vice President                None
Zarker, Cynthia Erickson  Senior Vice President         None
---------
* The address of Ms. Harris, Ms. Riegel, Ms. Walter, and Messrs. Anetsberger, Butch and Pollard is One South Wacker Drive, Chicago, IL 60606. The address of each other director and officer is One Financial Center, Boston, MA 02111.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at One South Wacker Drive, Chicago, Illinois 60606. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's transfer agent or custodian.

ITEM 29.  MANAGEMENT SERVICES.

None.

ITEM 30.  UNDERTAKINGS.

None.

                         SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 9th day of February, 1999.

                                   STEIN ROE INVESTMENT TRUST

                                   By   THOMAS W. BUTCH
                                        Thomas W. Butch
                                        President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                       Title                     Date
------------------------    -------------------  --------------
THOMAS W. BUTCH             President             Feb. 9, 1999
Thomas W. Butch
Principal Executive Officer

GARY A. ANETSBERGER         Senior Vice-          Feb. 9, 1999
Gary A. Anetsberger         President; Controller
Principal Financial and
  Accounting Officer

JOHN A. BACON JR.           Trustee               Feb. 9, 1999
John A. Bacon Jr.

WILLIAM W. BOYD             Trustee               Feb. 9, 1999
William W. Boyd

LINDSAY COOK                Trustee               Feb. 9, 1999
Lindsay Cook

DOUGLAS A. HACKER           Trustee               Feb. 9, 1999
Douglas A. Hacker

JANET LANGFORD KELLY        Trustee               Feb. 9, 1999
Janet Langford Kelly

CHARLES R. NELSON           Trustee               Feb. 9, 1999
Charles R. Nelson

THOMAS C. THEOBALD          Trustee               Feb. 9, 1999
Thomas C. Theobald

*Each person signing this amendment is signing in his or her indicated capacity with the Registrant and also in the same capacity with SR&F Base Trust.

                     STEIN ROE INVESTMENT TRUST
             INDEX TO EXHIBITS FILED WITH THIS AMENDMENT

Exhibit
Number   Description
-------  ------------

(n)      Financial Data Schedules:
   (1)   Stein Roe Growth & Income Fund
   (2)   Stein Roe Balanced Fund
   (3)   Stein Roe Growth Stock Fund
   (4)   Stein Roe Capital Opportunities Fund
   (5)   Stein Roe Special Fund
   (6)   Stein Roe International Fund
   (7)   Stein Roe Young Investor Fund
   (8)   Stein Roe Special Venture Fund
   (9)   Stein Roe Growth Opportunities Fund
  (10)   Stein Roe Large Company Focus Fund